Combined Annual Report
To Shareholders
April 30, 2001

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Class R Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs Large Cap Growth Fund

Riggs U.S. Government Securities Fund

Riggs Bond Fund

Riggs Intermediate Tax Free Bond Fund

Riggs Long Term Tax Free Bond Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money MarketFund

Class Y Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs U.S. Government Securities Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money MarketFund

Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Investment Corp. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor

[RIGGS Funds Logo Appears Here]

PRESIDENT’S MESSAGE

Dear Investor:

I am pleased to present the Annual Report for the Riggs Funds—Class R Shares and Class Y Shares—for the 12-month period from May 1, 2000 through April 30, 2001. It begins with an investment commentary by each portfolio manager, followed by a complete listing of holdings and the financial statements for each fund.

The performance highlights of each fund are as follows. While the reporting period was a positive one for bond investors, I urge you to remember that the performance of stocks is best measured over the long term. The short-term volatility that we have been experiencing, while painful, is part of stock investing. For many investors, a price decline presents the opportunity to dollar-cost average or lower the average cost of their shares by purchasing additional shares at lower prices.*

Riggs Stock Fund

During the reporting period, the fund’s diversified portfolio of high-quality stocks—which included many household names—produced a total return of (12.59)%, or (13.95)% adjusted for the 2% redemption fee, for Class R Shares and (12.01)% for Class Y Shares.** These returns were the result of a decline in net asset value as the fund’s portfolio was impacted by the general decline in stock prices. The fund’s net assets totaled $88.2 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, this fund invests in carefully selected stocks issued by small companies.*** During the reporting period, the fund was able to avoid the negative returns recorded by small-company stocks overall. The fund produced a total return of 0.37%, or (1.33)% adjusted for the 2% redemption fee, for Class R Shares and 1.04% for Class Y Shares.** At the end of the reporting period, the fund’s net assets totaled $55.5 million.

Riggs Large Cap Growth Fund

This fund, which began operation late in 1999, is managed to help investors pursue capital appreciation by investing in a portfolio of the largest growth companies traded on U.S. stock markets. The 12-month reporting period was a particularly difficult one for large company growth stocks. As a result, Class R Shares recorded a negative total return of (44.88)%, or (45.98)% adjusted for the 2% redemption fee.** Net assets in the fund totaled $44 million at the end of the reporting period.

Riggs U.S. Government Securities Fund

In an improved environment for bonds, this fund’s government bond portfolio paid dividends totaling $0.51 per share for Class R Shares, while its net asset value rose by $0.46. As a result, the fund produced a total return of 10.44%, or 8.44% adjusted for the 2% redemption fee. The fund’s Class Y Shares paid dividends totaling $0.53 per share, while the net asset value also rose by $0.46. As a result, Class Y Shares produced a total return of 10.72%.** Net assets in the fund totaled $109.7 million at the end of the reporting period.

Riggs Bond Fund

This fund is managed to help investors pursue a high level of current income through a portfolio of investment grade corporate bonds and government bonds. Class R Shares paid dividends totaling $0.58 per share, while the net asset value increased by $0.49. As a result, Class R Shares produced a total return of 10.94%, or 8.94% adjusted for the 2% redemption fee.** Net assets in the fund totaled $37.9 million at the end of the reporting period.

Riggs Intermediate Tax Free Bond Fund

This fund is managed to help tax-sensitive investors pursue a high level of income free of federal income tax through a portfolio of intermediate-term, investment grade municipal bonds.† Class R Shares paid tax-free dividends totaling $0.43 per share, while the net asset value rose by $0.27. As a result, Class R Shares produced a total return of 7.08%, or 5.08% adjusted for the 2% redemption fee.** Net assets in the fund totaled $59.5 million at the end of the reporting period.

Riggs Long Term Tax Free Bond Fund

This fund is managed to help tax-sensitive investors pursue a high level of income free of federal income tax through a portfolio of long-term, investment grade municipal bonds.† Class R Shares paid tax-free dividends totaling $0.46 per share, while the net asset value rose by $0.28. As a result, Class R Shares produced a total return of 8.00%, or 6.00% adjusted for the 2% redemption fee.** Net assets in the fund totaled $57.5 million at the end of the reporting period.

Riggs Prime Money Market Fund

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities. The fund’s Class R Shares paid dividends totaling $0.05 per share, while Class Y Shares paid dividends totaling $0.06 per share.†† The fund ended the reporting period with net assets of $346.8 million.

Riggs U.S. Treasury Money Market Fund

As the most conservative Riggs fund, Riggs U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury money market securities to help shareholders earn daily income on their ready cash. Over the reporting period, the fund’s portfolio paid a total of $0.05 per share in dividends for Class R Shares and $0.05 per share in dividends for Class Y Shares.†† Net assets in the fund totaled $164.7 million at the end of the reporting period.

Thank you for pursuing your financial goals through the diversification and professional management of the expanded Riggs Funds family.

We will continue to update you on the progress of your investment.

Sincerely,
/s/    Peter J. Germain
Peter J. Germain
President
June 15, 2001

*
Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance information is available by calling 1-800-934-3883.

***	Small company stocks have historically experienced greater volatility than average.

†	Income may be subject to the federal alternative minimum tax and state and local taxes.

††
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

INVESTMENT REVIEW

Riggs Stock Fund
Riggs Small Company Stock Fund

For the reporting period ended April 30, 2001, the equity markets gave back some of their gains from prior years as technology stocks and a softening economy dragged down the performance of the overall indexes. However, small capitalization stocks performed significantly better than large capitalization stocks, as this segment of the equity market did not reach the excessive valuations that large cap stocks had achieved in early 2000.

The Riggs Stock Fund and the Riggs Small Company Stock Fund exceeded the returns of their benchmarks. For the one-year period ended April 30, 2001, the Class Y Shares of the Stock Fund generated a total return of (12.01)%* compared to a loss of 12.96% for the Standard & Poor’s 500 Index (S&P 500) Index.** The Class Y Shares of the Small Company Stock Fund generated a total return of 1.04% compared to a loss of 2.74% for the Russell 2000 Index.***

Our investment philosophy in managing both funds is to seek stocks selling at relatively attractive valuations with an identifiable catalyst for improved operating performance. In addition to paying close attention to what we pay for a company, we also attempt to manage risk by maintaining a broad diversification of stocks among all sectors of the economy.

Our performance over the past year partially reflects a shift in the marketplace to a greater focus on valuation. As the Federal Reserve Board (the “Fed”) stopped raising interest rates early last year, financial stocks were the first beneficiaries. In 2001, cyclical stocks have lead the way as the tide turned toward the Fed lowering interest rates. This has given investors more confidence that earnings will recover over the next year. In addition, sustained high prices for oil and natural gas have supported the energy sector, while an imbalance of electrical power in various regions of the country has been a boon to power generators. Both funds have participated in these trends. However, we have reduced our exposures to these sectors as the expected earnings improvements have been realized through higher valuations.

Presently, we have positioned both portfolios in close proximity to the sector weightings of our respective benchmarks, as the valuations are fairly balanced with the fundamentals across major economic sectors. With the Fed continuing to lower interest rates, we remain bullish on the U.S. equity markets. However, we expect a continuation of high volatility until the economy demonstrates that it is on solid footing. We believe that our disciplined focus on undervalued companies with solid earnings growth should reward shareholders in the future.

Riggs Large Cap Growth Fund

For the annual reporting period May 1, 2000 through April 30, 2001, the Riggs Large Cap Growth Fund generated a total return of (44.88%),* compared to a return of (12.97%) on the S&P 500, and a return of (45.18%) on the Nasdaq Composite over the same reporting period. Since inception on December 20, 1999 through April 30, 2001, the fund generated an annualized return of (27.40%),* compared to annualized returns of (7.84%) on the S&P 500 and (34.71%) on the Nasdaq over the same reporting period.

The twelve month reporting period from May 1, 2000 through April 30, 2001 was marked by a general slowing of the overall economy, a massive slowdown in business investment (including information technology investment), steep declines in many high growth, high P/E stocks (especially those in the technology sector), and large excess capacity and inventory in telecommunications equipment. In this environment, numerous larger technology companies made negative earning revisions. Since the majority of the stocks in the fund are growth stocks (especially technology) with values represented mostly by future earnings, the events mentioned above weighed heavily on the fund’s performance.****

During the reporting period, we responded to bear market conditions by temporarily raising cash to relatively high levels as a defensive measure in the face of a potential continued market downturn. In recent months, however, we have reduced cash to more normal levels by buying stocks with strong growth prospects whose prices had dropped during the bear market. As many of you know, market conditions appear to have stabilized and improved somewhat over the last couple of months.

We know that market and economic conditions have been extremely difficult over the past year, and that there is no guarantee these conditions will improve in the immediate future. While some investors may be unnerved by the steep market declines of recent months and the possibility of a continued economic slowdown, we nevertheless find several reasons to be cautiously optimistic. First, even in the face of an economic slowdown, many of our companies have increased earnings at impressive rates, and we believe their prospects may improve even further as the economy recovers. Second, easing by the Fed has provided some support to consumer spending and eventually may stimulate business investment, including corporate investment in information technology. Third, there are some tentative preliminary signs of a market “bottom” as many stock prices appear to have stabilized at lower valuation levels.

In challenging times such as these, it is difficult—but essential—to maintain a long-term investment perspective. It is our strategy to stay invested in growth companies, with a continued focus on technology stocks and (to a much lesser extent) health care, financial, consumer/retail and industrial stocks. In addition, we will continue to explore selective buying opportunities and maintain appropriate cash reserves as needed.

Riggs Bond Fund
Riggs U.S. Government Securities Fund

During the annual reporting period from May 1, 2000 through April 30, 2001, the economy continued to show evidence of a slowing. The Fed eased rates 50 basis points in a surprise move on January 3rd and then continued easing in 50 basis point increments at the January 30th, March 20th and April 18th Federal Open Markets Committee (FOMC) meetings. The surprise move in January led to a dramatic narrowing of interest credit spreads. Additionally, swap spreads tightened during the quarter, as the yield curve steepened, reflecting market expectations of additional Fed action to lower rates. The outlook for long-term inflation remained in question as oil and gasoline continued to fluctuate near the higher ends of their price ranges.

In the fixed income markets, corporate bonds were the best performing sector during the most recent quarter. Junk bonds had their highest performing quarter in a decade. The lowest rated securities within the sector generated the highest total returns. Ca-D rated paper, which is one level above default, returned 26.85% for the quarter. Since securities rated below A constitute about 8% of the Lehman Brothers Government/Credit (Total) Bond and Lehman Brothers Aggregate Bond indexes,† the performance of Riggs Investment Management Corp. lagged due to our policy of only owning securities rated A or better. The U.S. economy is currently in the 10th consecutive year of its current expansion creating an environment where the risks posed by owning lower rated securities outweigh the benefits. Default levels on junk bonds are at their highest levels since the early 1990’s and are projected to double by the end of the year. Therefore, based upon our outlook, the portfolios will maintain their overweight in Treasury inflation indexed securities and mortgage products and will continue to maintain a lower duration relative to the index.††

Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund

During the annual reporting period from May 1, 2000 through April 30, 2001, the economy continued to show evidence of a slowing. The Fed eased rates 50 basis points in a surprise move on January 3rd and then continued easing in 50 basis point increments at the January 30th, March 20th and April 18th FOMC meetings. The surprise move in January led to a dramatic narrowing of interest credit spreads. Additionally, swap spreads tightened during the quarter, as the yield curve steepened, reflecting market expectations of additional Fed action to lower rates. During the reporting period, municipals as a sector returned 4.39%, lagging their taxable counterparts. Demand for municipals was robust as investors were willing to pay very aggressive levels for lower rated credits and specialty states.

Going forward into 2001, commodity prices, specifically crude oil and gold, may begin to foster inflationary pressures. Regarding the overall economy, the trade deficit may begin to weigh on the current economic expansion by putting pressure on the dollar. Based upon the economic outlook, portfolios should look to overweight higher quality issues at reasonable levels. Further, portfolios should maintain a lower duration relative to the index.††

Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund

From May through December of last year, the Fed maintained a bias toward inflation. Then in late December, they stated that the risks had become weighted mainly toward conditions that may generate economic weakness going forward. A combination of tame inflation and slow growth since that time has allowed the Fed to lower the target for overnight bank lending, or the federal funds target rate, by 2% beginning in January of this year. At the end of this reporting period, the rate stood at 4.50%, and additional rate cuts remain a strong possibility going forward. This is the first time under Chairman Greenspan that the central bank has lowered rates so much in so short a period of time.

The economy continued to show signs of a slowdown. The deceleration in job growth has been one factor contributing to the slowing economy affecting both consumer confidence and consumer spending, which accounts for two thirds of Gross Domestic Product (“GDP”). Initial claims for unemployment insurance are up over 30% versus year ago levels and rose at the end of April to the highest level in more than five years. The unemployment rate rose to 4.5% by April, the highest level in two and a half years, after reaching a low of 3.9% in the fourth quarter of 2000. GDP has grown at the slowest pace in five years for the last three quarters and has been instrumental in the Fed’s efforts to jump start the economy by easing rates this year. Oil continued to fluctuate near the higher end of its price range creating questions regarding the outlook for long-term inflation.

For the annual reporting period May 1, 2000 through April 30, 2001, yields in the short end of the curve fell dramatically as they generally react strongest to changes in the federal funds target rate. The yield on the three-month Treasury bill was down 195 basis points, while the yields on the six month and one year bills were down 220 and 230 basis points, respectively. The 30-year Treasury was down only 20 basis points and contributed to the dramatic change in the yield curve during this time. The yield curve from two to thirty years went from an inverted -73 basis points to +151 basis points at the end of the period, reflecting market expectations of additional Fed action to lower rates. Commercial paper and federal agency yields were down dramatically, falling by over 200 basis points throughout the reporting period.

The average maturity of the Riggs Prime Money Market Fund and the Riggs Treasury Money Market Fund was lower at the end of the reporting period, owing to the attractive yields available in the short end of the curve. We continue to look for opportunities to enhance the yield of the funds going forward when rates look attractive versus repurchase agreements. We will monitor the various sectors as well as the yield curve to find the best investments for the funds.
*	Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made in an index.
***	Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the
Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.
†	Lehman Brothers Government/Credit (Total) Bond Index is an unmanaged index composed of all bonds that are investment grade rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and
the Asset-Backed Securities Index. These indexes are unmanaged and investments cannot be made in an index.
††	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Riggs Stock Fund
Class R Shares
Growth of $10,000 Invested in Riggs Stock Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Stock Fund, Class R Shares (the “Fund”) from May 11, 1992 (start of performance) to April 30, 2001, compared to the Standard & Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	(13.95)%
5 Years	8.24%
Start of Performance (5/11/92)	12.22%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect May 11, 1992 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Stock Fund
Class Y Shares
Growth of $10,000 Invested in Riggs Stock Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Stock Fund, Class Y Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Standard & Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	(12.01)%
Start of Performance (12/20/99)	(4.34)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

Riggs Small Company Stock Fund
Class R Shares
Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Small Company Stock Fund, Class R Shares (the “Fund”) from February 27, 1995 (start of performance) to April 30, 2001, compared to the Russell 2000 Index (“RUS2”).**
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	(1.33)%
5 Years	6.68%
Start of Performance (2/27/95)	12.18%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect on February 27, 1995 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Small Company Stock Fund
Class Y Shares
Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Small Company Stock Fund, Class Y Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Russell 2000 Index (“RUS2”).**
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	1.04%
Start of Performance (12/20/99)	11.37%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

Riggs Large Cap Growth Fund
Class R Shares
Growth of $10,000 Invested in Riggs Large Cap Growth Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Large Cap Growth Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Standard & Poor’s 500 Index (S&P 500).**
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	(45.98)%
Start of Performance (12/20/99)	(28.47)%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs U.S. Government Securities Fund
Class R Shares
Growth of $10,000 Invested in Riggs U.S. Government Securities Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs U.S. Government Securities Fund, Class R Shares (the “Fund”) from May 11, 1992 (start of performance) to April 30, 2001, compared to the Merrill Lynch U.S. Treasury Agency Master Index (“MLTAM”)** and the Lehman Brothers Government Credit Total Index (“LBGCT”).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	8.44%
5 Years	6.40%
Start of Performance (5/11/92)	6.68%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect on May 11, 1992 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 4.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund’s performance assumes the reinvestment of all dividends and distributions. MLTAM and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes.

**
The MLTAM and LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. These indexes are unmanaged. Effective April 30, 2001, the Fund’s Adviser has elected to change the benchmark index from LBGCT to MLTAM, because MLTAM is more representative of the securities in which the Fund currently invests.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs U.S. Government Securities Fund
Class Y Shares
Growth of $10,000 Invested in Riggs U.S. Government Securities Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs U.S. Government Securities Fund, Class Y Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Merrill Lynch U.S. Treasury Agency Master Index (“MLTAM”)** and the Lehman Brothers Government Credit Total Index (“LBGCT”).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	10.72%
Start of Performance (12/20/99)	9.80%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MLTAM and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes.

**
The MLTAM and LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. These indexes are unmanaged. Effective April 30, 2001, the Fund’s Adviser has elected to change the benchmark index from LBGCT to MLTAM, because MLTAM is more representative of the securities in which the Fund currently invests.

Riggs Bond Fund
Class R Shares
Growth of $10,000 Invested in Riggs Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Bond Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Lehman Brothers Government Credit Total Index (“LBGCT”).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	8.94%
Start of Performance (12/20/99)	8.22%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGCT has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Riggs Intermediate Tax Free Bond Fund
Class R Shares
Growth of $10,000 Invested in Riggs Intermediate Tax Free Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Intermediate Tax Free Bond Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Lehman Brothers 5 Year Municipal Bond Index (“LB5MB”)**.

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	5.08%
Start of Performance (12/20/99)	4.72%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB5MB has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The LB5MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

***	Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs Long Term Tax Free Bond Fund
Class R Shares
Growth of $10,000 Invested in Riggs Long Term Tax Free Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Long Term Tax Free Bond Fund, Class R Shares (the “Fund”) from December 20, 1999 (start of performance) to April 30, 2001, compared to the Lehman Brothers 10 Year Municipal Bond Index (“LB10MB”).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURNS*** FOR THE PERIOD ENDED APRIL 30, 2001

1 Year	6.00%
Start of Performance (12/20/99)	5.74%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB has been adjusted to reflect reinvestment of dividends on securities in the index.

**	The LB10MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

***	Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.
PORTFOLIO OF INVESTMENTS
Riggs Stock Fund
April 30, 2001

Shares		Value
Common Stocks—94.8%

	Communications—5.0%

38,190	(1) Nextel Partners, Inc., Class A	$ 656,486

32,153	SBC Communications, Inc.	1,326,311

13,920	(1) Time Warner Telecom, Inc.	705,048

31,356	Verizon Communications	1,726,775

	Total	4,414,620

	Consumer Non-Durables—2.5%

32,600	Avon Products, Inc.	1,379,632

18,470	Coca-Cola Co.	853,129

	Total	2,232,761

	Consumer Services—5.9%

35,865	(1) AOL Time Warner, Inc.	1,811,182

43,850	(1) AT&T Corp.-Liberty Media Group, Inc., Class A	701,600

14,279	(1) Clear Channel Communications, Inc.	796,768

43,980	(1) Comcast Corp., Class A	1,931,162

	Total	5,240,712

	Electronic Technology—10.7%

98,370	(1) Agere Systems, Inc., Class A	688,590

75,395	(1) Cisco Systems, Inc.	1,280,207

30,552	(1) EMC Corp.	1,209,859

55,151	Intel Corp.	1,704,717

19,341	International Business Machines Corp.	2,226,923

12,700	(1) Qualcomm, Inc.	728,472

35,190	(1) Solectron Corp.	895,585

18,515	Texas Instruments, Inc.	716,530

	Total	9,450,883

	Energy—7.7%

7,505	Amerada Hess Corp.	656,687

31,586	BP Amoco PLC, ADR	1,708,171

15,960	El Paso Corp.	1,098,048

29,059	Exxon Mobil Corp.	2,574,627

14,560	(2) Transocean Sedco Forex, Inc.	790,317

	Total	6,827,850

	Finance—17.5%

52,980	American Express Co.	2,248,471

22,510	American International Group, Inc.	1,841,318

40,845	Citigroup, Inc.	2,007,532

13,697	Fannie Mae	1,099,321

47,503	Fleet Boston Corp.	1,822,690

13,185	Hartford Financial Services Group, Inc.	818,788

28,310	J.P. Morgan Chase & Co.	1,358,314

27,460	Merrill Lynch & Co., Inc.	1,694,282

54,574	Wells Fargo Co.	2,563,341

	Total	15,454,057

Riggs Stock Fund
Shares		Value
Common Stocks—continued

	Health Services—1.1%

9,340	(1) (2) AmeriSource Health Corp., Class A	$ 504,360

4,545	(1) Wellpoint Health Networks, Inc.	446,546

	Total	950,906

	Health Technology—11.3%

35,745	American Home Products Corp.	2,064,274

26,455	(1) Amgen, Inc.	1,617,459

8,885	Baxter International, Inc.	809,868

20,300	Johnson & Johnson	1,958,544

17,925	Merck & Co., Inc.	1,361,762

49,347	Pfizer, Inc.	2,136,725

	Total	9,948,632

	Industrial Services—1.0%

35,150	Waste Management, Inc.	858,011

	Process Industries—1.0%

25,275	Dow Chemical Co.	845,449

	Producer Manufacturing—12.5%

36,360	Alcoa, Inc.	1,505,304

15,280	Avery Dennison Corp.	856,750

6,675	Emerson Electric Co.	444,889

70,560	General Electric Co.	3,424,277

46,087	Tyco International Ltd.	2,459,663

29,575	United Technologies Corp.	2,309,216

	Total	11,000,099

	Retail Trade—10.1%

23,330	CVS Corp.	1,375,304

15,820	Costco Wholesale Corp.	552,593

17,620	Lowe’s Cos., Inc.	1,110,060

39,169	(1) Safeway, Inc.	2,126,877

33,290	Target Corp.	1,280,001

47,720	Wal-Mart Stores, Inc.	2,469,033

	Total	8,913,868

	Technology Services—6.3%

9,762	Adobe System, Inc.	438,509

73,005	(1) Avaya, Inc.	1,079,744

38,700	(1) Microsoft Corp.	2,621,925

46,335	(1) Oracle Corp.	748,774

14,165	(1) Siebel Systems, Inc.	645,641

	Total	5,534,593

	Utilities—2.2%

17,775	(1) AES Corp.	847,334

16,720	Exelon Corp.	1,154,516

	Total	2,001,850

	Total Common Stocks (identified cost $63,855,982)	83,674,291

Riggs Stock Fund
Principal Amount		Value
(3) Repurchase Agreement—3.4%

$2,992,000	Paine Webber, 4.45%, dated 4/30/2001, due 5/1/2001 (at amortized cost)	$ 2,992,000

	Total Investments (identified cost $66,847,982)(4)	$86,666,291

(1)	Non-income producing security.

(2)	Certain principal amounts on loan to broker.

(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4)
The cost of investments for federal tax purposes amounts to $67,071,955. The net unrealized appreciation of investments on a federal tax basis amounts to $19,594,336 which is comprised of $21,960,183 appreciation and $2,365,847 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($88,245,734) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS
Riggs Small Company Stock Fund
April 30, 2001

Shares		Value
Common Stocks—89.2%

	Commercial Services—2.6%

16,436	(1) Administaff, Inc.	$ 396,272

2,618	(1) Heidrick & Struggles International, Inc.	66,104

26,951	(1) On Assignment, Inc.	461,132

28,407	(1) Watson Wyatt & Co. Holdings	532,631

	Total	1,456,139

	Communications—1.1%

71,799	(1)(2) Choice One Communications, Inc.	592,342

	Consumer Durables—3.7%

19,725	Callaway Golf Co.	478,528

66,716	(1) Concord Camera Corp.	430,318

18,095	D. R. Horton, Inc.	438,261

50,005	(1) Jakks Pacific, Inc.	716,572

	Total	2,063,679

	Consumer Non-Durables—2.2%

13,165	(1) American Italian Pasta Co., Class A	468,674

17,895	(1) Scotts Co. Class A	748,011

	Total	1,216,685

	Consumer Services—3.0%

15,510	(1) Jack in the Box, Inc.	410,550

19,795	Penton Media, Inc.	389,961

34,224	Regis Corp.	633,144

15,793	(1) Steiner Leisure Ltd.	219,839

	Total	1,653,494

	Electronic Technology—13.8%

10,974	(1) ATMI, Inc.	288,945

12,705	(1) AXT, Inc.	399,318

31,947	(1) Aeroflex, Inc.	476,330

9,895	(1) Alpha Industries, Inc.	243,120

38,660	(1) Artesyn Technologies, Inc.	586,086

28,240	(1) Axcelis Technologies, Inc.	423,882

14,165	(1) CoorsTek, Inc.	520,847

10,235	(1) Cymer, Inc.	336,220

40,725	(1) DMC Stratex Networks, Inc.	312,361

24,015	(1) Duraswitch Industries, Inc.	261,764

139,000	(1) Exabyte Corp.	143,170

17,970	(1) Excel Technology, Inc.	385,277

5,663	(1)(2) International Rectifier Corp.	314,296

13,300	(1) Intersil Holding Corp.	428,792

40,336	(1)(2) MRV Communications, Inc.	306,150

20,050	(1)(2) Optimal Robotics Corp.	656,638

10,818	(1) RSA Security, Inc.	346,176

28,734	(1) SBS Technologies, Inc.	574,680

Riggs Small Company Stock Fund
Shares		Value
Common Stocks—continued

	Electronic Technology—continued

49,485	(1)(2) Stratos Lightwave, Inc.	$ 395,385

10,480	(1) Vicor Corp.	256,970

	Total	7,656,407

	Energy—7.8%

10,910	(1) Brown (Tom), Inc.	279,296

21,420	Forest Oil Corp.	697,221

12,108	(1)(2) Lone Star Technologies, Inc.	638,092

10,370	Massey Energy Co.	233,429

14,731	(1) National-Oilwell, Inc.	582,611

39,792	(1) Nuevo Energy Co.	712,277

22,570	(1)(2) Pride International, Inc.	601,039

28,275	Vintage Petroleum, Inc.	584,161

	Total	4,328,126

	Finance—12.9%

12,778	Apartment Investment & Management Co., Class A	569,643

38,290	Boston Private Financial Holdings, Inc.	750,484

46,575	Colonial BancGroup, Inc. (The)	579,859

5,215	Commerce Bancorp, Inc.	359,835

12,120	Cullen Frost Bankers, Inc. (The)	387,840

14,235	Fidelity National Financial, Inc.	333,241

42,974	First Charter Corp.	687,584

23,135	First Industrial Realty Trust	711,401

36,543	Hudson United Bancorp	868,262

81,562	London Pacific Group Ltd., ADR	453,485

36,127	Sterling Bancorp	841,759

15,137	Weingarten Realty Investors	641,506

	Total	7,184,899

	Health Services—6.5%

6,191	(1) Advance Paradigm, Inc.	356,602

13,630	(1) Coventry Health Care, Inc.	279,824

6,965	(1) IMPATH, Inc.	217,865

223,956	(1) InterDent, Inc.	118,697

36,850	Owens & Minor, Inc.	717,101

13,205	(1) Patterson Dental Co.	403,545

20,205	(1)(2) PolyMedica Industries, Inc.	548,768

9,414	(1) Priority Health Care Corp., Class B	327,419

7,320	(1) Universal Health Services, Inc., Class B	657,043

	Total	3,626,864

	Health Technology—6.9%

6,392	Cambrex Corp.	297,356

18,491	(1)(2) Cell Therapeutics, Inc.	461,350

8,352	(1)(2) Cephalon, Inc.	532,022

27,660	(1) Eclipsys Corp.	558,455

52,620	(1) Genomica Corp.	216,268

Riggs Small Company Stock Fund
Shares		Value
Common Stocks—continued

	Health Technology—continued

18,344	(1) IDEXX Laboratories, Inc.	$ 497,306

4,862	(1) Protein Design Lab., Inc.	312,383

19,395	(1) Respironics, Inc.	615,597

5,255	Varian Medical Systems, Inc.	362,069

	Total	3,852,806

	Industrial Services—4.9%

31,534	(1) Anixter International, Inc.	830,921

58,605	(1) Casella Waste Systems, Inc.	533,305

40,485	(1)(2) Dycom Industries, Inc.	665,169

137,543	(1) Encompass Services Corp.	706,971

	Total	2,736,366

	Non-Energy Minerals—1.5%

10,420	Florida Rock Industries, Inc.	406,380

14,332	(1) Stillwater Mining Co.	438,129

	Total	844,509

	Producer Manufacturing—3.8%

28,680	HEICO Corp.	514,806

14,530	(1) Mettler-Toledo International, Inc., ADR	642,953

8,517	Oshkosh Truck Corp., Class B	331,993

4,334	(1)(2) Shaw Group, Inc.	247,038

25,060	(1) Steel Dynamics, Inc.	359,360

	Total	2,096,150

	Retail Trade—9.4%

20,321	(1) Cost Plus, Inc.	483,640

14,010	(1) Linens ’N Things, Inc.	378,410

20,105	(1) Men’s Wearhouse, Inc.	511,672

21,495	(1) Michaels Stores, Inc.	725,886

6,130	(1)(2) Rent-A-Center, Inc.	221,906

16,034	(1)(2) Whole Foods Market, Inc.	779,252

41,411	(1) Steven Madden Ltd.	738,358

6,900	(1) Timberland Co., Class A	340,308

31,102	Wolverine World Wide, Inc.	553,616

24,770	(1)(2) Yankee Candle Co., Inc.	471,868

	Total	5,204,916

	Technology Services—4.6%

27,330	(1) American Management System, Inc.	575,297

12,556	(1) Informatica Corp.	317,039

23,513	(1) Insight Enterprises, Inc.	627,797

34,455	(1) StarTek, Inc.	570,575

12,579	(1) Tech Data Corp.	438,504

	Total	2,529,212

	Transportation—2.3%

49,575	(1) Mesa Air Group, Inc.	545,325

26,935	SkyWest, Inc.	713,778

	Total	1,259,103

Riggs Small Company Stock Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Utilities—2.2%

8,350	Energen Corp.	$ 310,203

6,337	New Jersey Resources Corp.	274,329

24,595	Northwestern Corp.	614,875

	Total	1,199,407

	Total Common Stocks (identified cost $44,955,762)	49,501,104

(3) Repurchase Agreement—10.5%

$5,853,000	Paine Webber, 4.45%, dated 4/30/2001, due 5/1/2001 (at amortized cost)	5,853,000

	Total Investments (identified cost $50,808,762)(4)	$55,354,104

(1)	Non-income producing security.

(2)	Certain shares amounts on loan to broker.

(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4)
The cost of investments for federal tax purposes amounts to $51,077,637. The net unrealized appreciation of investments on a federal tax basis amounts to $4,276,467 which is comprised of $9,249,838 appreciation and $4,973,371 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($55,530,208) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements
PORTFOLIO OF INVESTMENTS

Riggs Large Cap Growth Fund
April 30, 2001

Shares		Value
Common Stocks—94.3%

	Airlines—1.1%

26,700	Southwest Airlines Co.	$ 486,207

	Banks Major Regional—2.9%

27,000	Wells Fargo Co.	1,268,190

	Biotechnology—1.4%

8,600	(1) Invitrogen Corp.	606,386

	Communications Equipment—7.5%

17,000	(1) CIENA Corp.	936,020

23,800	(1) Comverse Technology, Inc.	1,630,300

13,200	(1) Qualcomm, Inc.	757,152

	Total	3,323,472

	Computers-Hardware—9.4%

62,000	(1) EMC Corp.	2,455,200

20,000	(1) Brocade Communications Systems, Inc.	759,800

15,900	(1) Juniper Networks, Inc.	938,577

	Total	4,153,577

	Computers-Networking—2.9%

56,000	(1) Network Appliance, Inc.	1,274,011

	Computers Software/Services—19.2%

28,500	(1) BEA Systems, Inc.	1,164,225

17,500	(1) Check Point Software Technologies Ltd.	1,097,775

19,300	(1) Internet Security Systems, Inc.	962,877

7,000	(1) Mercury Interactive Corp.	463,050

13,650	(1) Microsoft Corp.	924,787

12,000	(1) Netegrity, Inc.	479,880

55,000	(1) Oracle Corp.	888,800

28,500	(1) Siebel Systems, Inc.	1,299,030

19,350	(1) Veritas Software Corp.	1,153,454

	Total	8,433,878

	Electric Companies—2.9%

31,400	(1) Mirant Corp.	1,281,120

	Electrical Equipment—6.3%

57,200	General Electric Co.	2,775,916

	Electronics-Instruments—1.9%

15,750	(1) Waters Corp.	822,150

	Electronics-Semiconductors—2.1%

22,100	(1) QLogic Corp.	947,869

	Entertainment—1.1%

10,000	(1) AOL Time Warner, Inc.	505,000

	Financial Diversified—4.6%

25,000	American Express Co.	1,061,000

20,000	Citigroup, Inc.	983,000

	Total	2,044,000

Riggs Large Cap Growth Fund

Shares or Principal Amount		Value
Common Stocks—continued

	Health Care-Drugs/Pharmaceuticals—10.6%

11,700	Lilly (Eli) & Co.	$ 994,500

12,300	Merck & Co., Inc.	934,431

38,400	Pfizer, Inc.	1,662,720

20,500	Pharmacia Corp.	1,071,330

	Total	4,662,981

	Health Care-Medical Products/Supplies—3.2%

16,250	Applera Corp.	520,975

19,900	Medtronic, Inc.	887,540

	Total	1,408,515

	Health Care-Special Service—0.8%

11,000	(1) Impath, Inc.	344,080

	Insurance Multi-Line—2.1%

11,500	American International Group, Inc.	940,700

	Manufacturing Diversified—2.4%

20,000	Tyco International Ltd.	1,067,400

	Power Producers-Independent—3.1%

8,500	(1) AES Corp.	405,195

16,900	(1) Calpine Corp.	963,131

	Total	1,368,326

	Retail-General Merchandise Chain—1.7%

14,250	Wal-Mart Stores, Inc.	737,295

	Retail-Specialty—0.9%

13,600	(1) Bed Bath & Beyond, Inc.	385,152

	Retail Stores-Drug Store—1.7%

17,500	Walgreen Co.	748,650

	Savings & Loan Companies—0.9%

7,800	Washington Mutual, Inc.	389,454

	Services Commercial & Consumer—1.0%

7,500	(1) Macrovision Corp.	428,850

	Utilities—2.6%

17,925	Enron Corp.	1,124,256

	Total Common Stocks (identified cost $42,785,042)	41,527,435

(2) Repurchase Agreements—5.8%

$1,265,000	Goldman Sachs Group, LP, 4.44%, dated 4/30/2001, due 5/1/2001	1,265,000

1,265,000	Paine Webber, 4.45%, dated 4/30/2001, due 5/1/2001	1,265,000

	Total Repurchase Agreements (at amortized cost)	2,530,000

	Total Investments (identified cost $45,315,042)(3)	$44,057,435

(1)	Non-income producing security.

(2)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $45,682,104. The net unrealized depreciation of investments on a federal tax basis amounts to $1,624,669 which is comprised of $4,736,061 appreciation and $6,360,730 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($44,019,381) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS
Riggs U.S. Government Securities Fund
April 30, 2001

Principal Amount		Value
Corporate Bond—0.8%

	Finance—0.8%

$ 871,530	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004 (identified cost $871,393)	$ 885,587

Government Agencies—62.8%

	Federal Agricultural Mortgage Association—1.7%

1,700,000	8.07%, 4/16/2007	1,894,021

	Federal Home Loan Bank System—0.9%

1,000,000	5.50%, 2/19/2002	1,000,480

	Federal Home Loan Mortgage Corporation—25.0%

2,740,303	6.00%, 4/1/2003	2,755,977

14,500,000	(1) 6.25%, 10/15/2002	14,848,870

2,051,011	6.50%, 7/1/2004	2,071,624

900,000	6.943%, 3/21/2007	951,894

6,500,000	7.375%, 5/15/2003	6,837,610

	Total	27,465,975

	Federal National Mortgage Association—20.4%

6,500,000	(1) 5.75%, 4/15/2003	6,634,225

14,500,000	6.75%, 8/15/2002	14,912,235

413,444	7.50%, 6/1/2012	427,398

255,347	9.50%, 6/25/2018	274,968

95,860	9.50%, 7/25/2019	102,563

	Total	22,351,389

	Government National Mortgage Association—13.8%

2,697,275	6.50%, 5/15/2028	2,677,882

8,671,886	7.00%, 8/15/2027	8,820,955

5,478	7.50%, 6/15/2026	5,624

14,909	7.50%, 10/15/2026	15,305

2,251,413	7.50%, 10/15/2027	2,309,814

1,257,527	8.00%, 10/15/2027	1,302,723

	Total	15,132,303

	Student Loan Marketing Association—1.0%

1,000,000	7.30%, 8/1/2012	1,089,920

	Total Government Agencies (identified cost $68,445,683)	68,934,088

U.S. Treasury Obligations—31.1%

	U.S. Treasury Bonds—14.4%

421,000	(1) 6.125%, 11/15/2027	432,822

219,000	6.125%, 8/15/2029	226,168

1,241,000	(1) 6.25%, 8/15/2023	1,291,174

1,245,000	(1) 6.50%, 11/15/2026	1,340,292

2,000,000	(1) 7.125%, 2/15/2023	2,292,760

2,250,000	(1) 7.25%, 8/15/2022	2,608,965

3,000,000	(1) 7.875%, 2/15/2021	3,682,770

2,800,000	(1) 8.00%, 11/15/2021	3,488,856

325,000	12.00%, 8/15/2013	454,200

	Total	15,818,007

Riggs U.S. Government Securities Fund
Principal Amount		Value
U.S. Treasury Obligations—continued

	U.S. Treasury Notes—16.7%

$16,548,000	(1) 3.50%, 1/15/2011	$ 16,811,941

1,000	(1) 6.50%, 5/15/2005	1,061

1,400,000	(1) 7.00%, 7/15/2006	1,526,798

	Total	18,339,800

	Total U.S. Treasury Obligations (identified cost $32,384,551)	34,157,807

(2) Repurchase Agreement—4.6%

5,040,000	Paine Webber, 4.45%, dated 4/30/2001, due 5/1/2001 (at amortized cost)	5,040,000

	Total Investments (identified cost $106,741,627)(3)	$109,017,482

(1)	Certain principal amounts on loan to broker.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $106,741,627. The net unrealized appreciation of investments on a federal tax basis amounts to $2,275,855 which is comprised of $2,541,234 appreciation and $265,379 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($109,713,262) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS
Riggs Bond Fund
April 30, 2001

Principal Amount		Value
Asset-Backed Securities—10.3%

$ 649,499	Americredit Automobile Receivables Trust 1997-C, Class A3, 6.30%, 7/5/2003	$ 655,572

1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1, Class A6, 6.31%, 9/25/2008	1,272,160

1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1, Class A7, 6.42%, 9/25/2008	1,284,279

671,078	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	681,902

	Total Asset-Backed Securities (identified cost $3,837,146)	3,893,913

Collateralized Mortgage Obligations—8.8%

	Finance—8.8%

1,240,000	Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	1,250,565

263,583	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	283,836

109,297	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	116,940

1,615,000	Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	1,653,485

23,168	Resolution Trust Corp. 1995-2, Class M1, 7.15%, 5/25/2029	23,540

	Total Collateralized Mortgage Obligations (identified cost $3,289,409)	3,328,366

Corporate Bonds—22.3%

	Consumer Durables—3.8%

1,415,000	Ford Motor Co., Bond, 9.00%, 9/15/2001	1,436,664

	Finance—18.5%

1,500,000	Bank One Corp., Note, 7.60%, 5/1/2007	1,556,265

1,445,000	Countrywide Mortgage Investments, Note, 6.28%, 1/15/2003	1,463,597

100,000	Ford Motor Credit Co., Note, 6.73%, 6/27/2005	101,293

150,000	General Motors Acceptance Corp., Note, 8.375%, 2/22/2005	159,861

1,366,000	J.P. Morgan Chase & Co., 7.25%, 6/1/2007	1,410,641

1,600,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,621,120

691,000	Morgan Stanley, Dean Witter & Co., Note, 6.125%, 10/1/2003	704,751

	Total	7,017,528

	Total Corporate Bonds (identified cost $8,487,381)	8,454,192

Government Agencies—8.8%

	Federal Farm Credit Bank—2.1%

715,000	9.20%, 8/22/2005	815,765

	Federal Home Loan Mortgage Corp.—6.5%

1,900,000	6.25%, 10/15/2002	1,945,714

500,000	7.58%, 6/12/2006	501,680

	Total	2,447,394

	Student Loan Marketing Association—0.2%

70,000	7.30%, 8/1/2012	76,294

	Total Government Agencies (identified cost $3,320,234)	3,339,453

Mortgage Backed Securities—18.3%

	Federal Home Loan Mortgage Corp.—0.2%

61,530	6.50%, 7/1/2004	62,149

	Federal National Mortgage Association—1.3%

463,317	7.50%, 6/1/2012	478,954

Riggs Bond Fund
Principal Amount		Value
Mortgage Backed Securities—continued

	Government National Mortgage Association—16.8%
$2,742,160	6.50%, 5/15/2028	$ 2,722,444

185,638	6.50%, 9/15/2028	184,304

2,046,977	7.00%, 8/15/2027	2,082,165

171,408	7.00%, 7/15/2028	173,497

975,688	7.50%, 6/15/2026	1,001,601

206,720	7.50%, 12/15/2026	212,082

	Total	6,376,093

	Total Mortgage Backed Securities (identified cost $6,871,190)	6,917,196

U.S. Treasury Obligations—25.5%

	U.S. Treasury Bonds—10.4%

634,000	6.125%, 8/15/2029	654,751

2,580,000	(1) 6.25%, 8/15/2023	2,684,309

519,000	(1) 6.50%, 11/15/2026	558,724

50,000	6.75%, 8/15/2026	55,436

	Total	3,953,220

	U.S. Treasury Notes—15.1%

5,285,000	(1) 3.50%, 1/15/2011	5,369,296

317,000	(1) 5.875%, 11/15/2005	329,560

	Total	5,698,856

	Total U.S. Treasury Obligations (identified cost $9,714,839)	9,652,076

(2) Repurchase Agreement—5.4%

2,029,000	Paine Webber, 4.45%, dated 4/30/2001, due 5/1/2001 (at amortized cost)	2,029,000

	Total Investments (identified cost $37,549,199)(3)	$37,614,196

(1)	Certain principal amounts on loan to broker.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $37,549,199. The net unrealized appreciation of investments on a federal tax basis amounts to $64,997 which is comprised of $371,608 appreciation and $306,611 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($37,858,021) at April 30, 2001.

See Notes which are an integral part of the Financial Statements
PORTFOLIO OF INVESTMENTS

Riggs Intermediate Tax Free Bond Fund
April 30, 2001

Principal Amount		Value
Long-Term Municipals—95.2%

	Arizona—3.3%

$1,000,000	Maricopa County, AZ, Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	$1,047,630

875,000	University Arizona, Revenue Bonds, 6.25% (Original Issue Yield: 6.33%), 6/1/2004	916,562

	Total	1,964,192

	Florida—1.7%

1,000,000	Osceola County, FL, Transportation, Revenue Bonds, Osceola Parkway Project, 6.10% (MBIA INS), 4/1/2017	1,037,830

	Georgia—3.4%

1,000,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series A), 4.90% (Original Issue Yield: 4.95%), 1/1/2003	1,022,550

950,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	988,409

	Total	2,010,959

	Hawaii—8.9%

2,000,000	Hawaii State, GO UT (Series CB), Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	2,155,340

1,000,000	Hawaii State, GO UT (Series CL), 5.10% (Original Issue Yield: 5.15%), 3/1/2006	1,045,420

1,000,000	Hawaii State, GO UT (Series CM), 6.00% (FGIC INS), 12/1/2005	1,084,970

1,000,000	Honolulu, HI City & County, GO UT (Series B), Refunding Bonds, 5.00% (Original Issue Yield: 5.05%), 10/1/2002	1,021,890

	Total	5,307,620

	Illinois—15.2%

1,000,000	Chicago, IL, O’Hare International Airport (Series A), 6.375% (MBIA INS)/(Original Issue Yield: 6.735%), 1/1/2012	1,080,570

1,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	1,054,800

1,000,000	Chicago, IL, Public Building Commission, Revenue Bonds (Series C), 5.80% (Park District)/(FGIC INS)/(Original Issue Yield: 5.886%), 1/1/2013	1,056,050

1,550,000	Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	1,669,071

1,000,000	Chicago, IL, GO UT, 5.40% (FGIC INS), 1/1/2005	1,053,390

1,000,000	Chicago, IL, GO UT, 5.80% (FGIC INS)/(Original Issue Yield: 5.82%), 1/1/2013	1,056,560

1,000,000	Lake County, IL, (Series A), Water & Sewer Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 12/1/2009	1,023,990

1,000,000	Northern Cook County, IL, Solid Waste Agency, Resource Recovery Improvement Bonds, 6.30% (MBIA INS)/(Original Issue Yield: 6.40%), 5/1/2004	1,033,450

	Total	9,027,881

	Kansas—1.7%

1,000,000	Johnson County, KS, Unified School District #233, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 5.30%), 9/1/2017	1,038,310

	Louisiana—5.2%

1,000,000	Baton Rouge, LA, Revenue Bonds (Series A), 6.00% (FSA INS)/(Original Issue Yield: 6.20%), 8/1/2002	1,021,730

2,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.95% (AXA LOC), 6/15/2019	2,042,240

	Total	3,063,970

	Massachusetts—3.4%

1,000,000	Massachusetts HEFA (Series E), Refunding Revenue Bonds, 5.50% (Original Issue Yield: 6.30%), 10/1/2019	983,470

1,000,000	Massachusetts HEFA, Refunding Revenue Bonds (Series D), 6.00% (MBIA INS)/(Original Issue Yield: 6.15%), 10/1/2019	1,040,650

	Total	2,024,120

	Michigan—6.7%

1,000,000	Central Michigan University, Refunding Revenue Bond, 6.00% (MBIA INS)/(Original Issue Yield: 6.40%), 10/1/2013	1,044,640

865,000	Michigan State Building Authority (Series I), Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40% (Original Issue Yield: 5.50%), 10/1/2005	918,440

Riggs Intermediate Tax Free Bond Fund
Principal Amount		Value
Long-Term Municipals—continued

	Michigan—continued

$1,000,000	White Cloud, GO, 5.50% (FSA INS)/(Original Issue Yield: 5.75%), 5/1/2020	$1,007,310

1,000,000	Wyoming, MI Public Schools, GO UT, 5.25% (Original Issue Yield: 5.425%), 5/1/2017	1,001,450

	Total	3,971,840

	Minnesota—3.4%

1,000,000	Minneapolis MN, Special School District No. 001, GO UT, 4.50% (Original Issue Yield: 4.30%), 2/1/2011	987,120

1,000,000	Minnesota State, GO UT Public Improvement Bonds, 5.60%, 10/1/2003	1,048,400

	Total	2,035,520

	Mississippi—1.6%

1,000,000	Mississippi State (Series A), GO UT Public Improvement Bonds, 5.00% (Original Issue Yield: 5.40%), 7/1/2017	979,840

	Nevada—5.3%

1,000,000	Clark County, NV, School District, GO LT (Series B), 5.50% (FGIC INS), 6/15/2015	1,026,610

1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds (Series A), 5.70% (AMBAC INS), 7/1/2002	1,027,550

1,000,000	Washoe County, NV, Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	1,076,400

	Total	3,130,560

	New Jersey—1.7%

1,000,000	West Deptford Township, GO, 5.375% (FGIC INS), 9/1/2018	1,022,020

	New Mexico—1.8%

1,000,000	Santa Fe, NM Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	1,051,130

	Rhode Island—2.6%

1,535,000	Rhode Island Housing & Mortgage Finance Corp. (Series A), Refunding Revenue Bonds, 5.45% (AMBAC INS), 7/1/2004	1,569,200

	Texas—14.4%

1,000,000	Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,019,660

1,000,000	Dallas-Fort Worth, TX, Regional Airport, Refunding Revenue Bond (Series A), 7.75% (FGIC INS), 11/1/2003	1,095,390

1,000,000	Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	1,037,600

1,000,000	Johnson County, TX, GO UT, 5.00% (FSA INS)/(Original Issue Yield: 4.85%), 2/15/2016	976,940

1,000,000	Matagorda County, TX, Navigation District Number One, Refunding Revenue Bonds, 5.80% (Houston Light & Power Co.)/(MBIA INS)/(Original Issue Yield: 6.097%), 10/15/2015	1,008,560

1,000,000	Montgomery County, TX, GO, 5.50% (FGIC INS), 9/1/2017	1,014,870

1,000,000	San Antonio, TX, Electric & Gas, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	1,023,660

850,000	Texas Water Development Board, Revenue Bond, 3.95% (AMBAC INS), 8/15/2003	856,358

500,000	Weatherford, TX, Utility System, Revenue Bonds, 5.25% (FSA INS)/(Original Issue Yield: 4.75%), 9/1/2012	509,860

	Total	8,542,898

	Utah—3.4%

1,000,000	Intermountain Power Agency, Utah (Series B), Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	988,660

440,000	Intermountain Power Agency, Utah (Series C), 5.00% (Original Issue Yield: 4.70%), 7/1/2004	454,076

560,000	Intermountain Power Agency, Utah (Series C), 5.00% (Original Issue Yield: 4.99%), 7/1/2004	581,302

	Total	2,024,038

	Virginia—2.8%

605,000	Chesapeake, VA, IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2005	641,082

1,000,000	Virginia State Public School Authority (Series B), 5.75% (Original Issue Yield: 6.05%), 8/1/2015	1,046,590

	Total	1,687,672

	Washington—5.3%

1,000,000	Snohomish County, WA, School District No. 6, GO UT Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	1,062,020

1,000,000	Washington State Public Power Supply System (Series B), 5.40% (Original Issue Yield: 5.45%), 7/1/2005	1,050,980

Riggs Intermediate Tax Free Bond Fund
Principal Amount or Shares		Value
Long-Term Municipals—continued

	Washington—continued

$1,000,000	Washington State Public Power Supply System (Series C), 5.00% (AMBAC INS), 7/1/2003	$ 1,028,390

	Total	3,141,390

	Wisconsin—1.7%

1,000,000	Green Bay, WI, Area Public School District, GO UT, Refunding Bonds, 4.50% (Original Issue Yield: 4.40%), 4/1/2011	983,090

	Wyoming—1.7%

1,000,000	Wyoming Building Corp., Correctional Facility Improvement Revenue Bonds, 5.00% (AMBAC INS) (Original Issue Yield: 5.05%), 10/1/2013	1,005,940

	Total Long-Term Municipals (identified cost $55,487,115)	56,620,020

Mutual Fund—3.7%

2,205,708	SEI Tax Exempt Money Market Fund (at amortized cost)	2,205,708

	Total Investments (identified cost $57,692,823)(1)	$58,825,728

(1)
The cost of investments for federal tax purposes amounts to $57,692,823. The net unrealized appreciation of investments on a federal tax basis amounts to $1,132,905 which is comprised of $1,390,751 appreciation and $257,846 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($59,482,880) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC  — American Municipal Bond Assurance Corporation
FGIC  — Financial Guaranty Insurance Company
FSA  — Financial Security Assurance
GO  — General Obligation
HEFA  — Health and Education Facilities Authority
IDA  — Industrial Development Authority
INS — Insured LOC — Letter of Credit LT — Limited Tax MBIA — Municipal Bond Investors Assurance PFA — Public Facility Authority UT — Unlimited Tax

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS
Riggs Long Term Tax Free Bond Fund
April 30, 2001

Principal Amount		Value
Long-Term Municipals—98.5%

	Alabama—1.8%

$1,000,000	Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 4.826%), 11/1/2014	$1,015,430

	Alaska—0.6%

350,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 1), Veterans Mortgage Program, 6.30% (GNMA INS), 12/1/2009	372,022

	Connecticut—0.0%

25,000	Madison, CT, GO UT, 4.875% (FGIC INS)/(Original Issue Yield: 5.00%), 12/15/2010	25,548

	District Of Columbia—2.8%

500,000	District of Columbia, Carnegie Endowment, Revenue Bonds, 5.75% (Original Issue Yield: 5.75%), 11/15/2010	532,500

1,000,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,051,480

	Total	1,583,980

	Georgia—1.9%

1,000,000	Georgia Municipal Electric Authority, Revenue Bonds (Series Y), 6.40%, 1/1/2009	1,115,900

	Illinois—6.9%

300,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	307,152

1,000,000	Illinois Department Central Management Services, COP, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,039,390

1,000,000	Illinois State, GO, 5.50%, 8/1/2017	1,019,890

500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	574,590

1,000,000	Winnebago & Boone County, IL, Community College # 511, GO UT, 5.25% (FGIC INS), 10/1/2017	996,140

	Total	3,937,162

	Indiana—3.7%

1,000,000	Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50%, 8/1/2010	1,060,800

1,000,000	Evansville, IN, Redevelopment Authority, Recreational Facility Revenue Bonds, 5.45% (MBIA INS)/(Original Issue Yield: 5.50%), 1/1/2008	1,035,140

	Total	2,095,940

	Kentucky—1.7%

1,000,000	Louisville, KY, Refunding Revenue Bond, 5.25% (FSA INS)/(Original Issue Yield: 5.36%), 11/15/2017	1,004,820

	Maryland—2.7%

365,000	Maryland State Community Development Administration (Series A), 5.875% (Original Issue Yield: 5.874%), 7/1/2016	380,038

1,120,000	Prince Georges County, MD, COP Public Improvement Bonds, 6.00% (Real Estate Acquisition PG II)/(MBIA INS)/(Original Issue Yield: 6.185%), 9/15/2014	1,198,008

	Total	1,578,046

	Massachusetts—1.7%

1,000,000	Commonwealth of Massachusetts (Series A), 5.00% (FSA INS)/(Original Issue Yield: 5.02%), 1/1/2020	951,890

	Michigan—8.6%

655,000	Detroit, MI, City School District, GO UT Refunding Bonds, 5.40% (Q-SBLF INS)/(Original Issue Yield: 5.47%), 5/1/2013	664,091

1,000,000	Lincoln Park, MI, School District, GO UT, 7.00% (FGIC INS)/(Original Issue Yield: 5.95%), 5/1/2020	1,142,760

2,000,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds, 5.375%, 10/1/2018	2,035,040

1,025,000	Michigan Municipal Bond Authority, Water Utility Improvements, Revenue Bonds, 5.875% (Original Issue Yield: 5.40%), 10/1/2017	1,101,844

	Total	4,943,735

Riggs Long Term Tax Free Bond Fund

Principal Amount		Value
Long-Term Municipals—continued

	Minnesota—1.7%

$1,000,000	Minneapolis, MN, Special School District No. 001 (Series B), COP School Improvement Bonds, 5.125%, 2/1/2014	$ 1,007,350

	Missouri—3.6%

1,000,000	Missouri State Environmental Improvement & Energy Authority, (Series C), Sewer Improvement Revenue Bonds, 6.00%, 1/1/2016	1,045,340

1,000,000	Taney County, MO, Reorganized School District Number R-V, GO UT, 5.80%, 3/1/2017	1,039,830

	Total	2,085,170

	Nevada—1.8%

1,000,000	Henderson, NV Water & Sewer, GO (Series A), 5.25% (Original Issue Yield: 5.035%), 9/1/2014	1,012,980

	New Hampshire—1.7%

1,000,000	New Hampshire Higher Educational & Health Facilities Authority, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.12%), 7/1/2019	962,270

	North Carolina—1.9%

1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,091,310

	North Dakota—1.9%

1,055,000	North Dakota State Building Authority (Series B), Refunding Revenue Bonds, 5.00% (AMBAC INS), 12/1/2010	1,083,422

	Pennsylvania—3.2%

800,000	Delaware County, PA Authority, Refunding Revenue Bonds, 6.35% (Widener University)/(AMBAC INS)/(Original Issue Yield: 6.449%), 6/15/2008	825,400

1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS)/(Original Issue Yield: 5.012%), 6/15/2015	1,013,470

	Total	1,838,870

	South Carolina—7.3%

1,000,000	Beaufort County, SC, School District, GO, 5.50%, 3/1/2016	1,030,380

2,000,000	Fairfield County, SC, PCR Bond, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	2,120,440

1,000,000	South Carolina Educational Facilities Authority, Revenue Bonds, 6.00% (Asset Guaranty LOC)/(Original Issue Yield: 6.05%), 7/1/2009	1,069,240

	Total	4,220,060

	South Dakota—1.8%

1,000,000	Pierre, SD, School District, GO UT, 5.70% (FSA INS)/(Original Issue Yield: 5.70%), 8/1/2017	1,038,130

	Texas—17.9%

1,000,000	Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,025,560

500,000	Carroll, TX, Independent School District, GO UT Refunding Bonds (Series A), 5.00% (Original Issue Yield: 5.02%), 2/15/2016	486,060

1,000,000	Corpus Christi, TX, GO UT, 5.375% (FSA INS)/(Original Issue Yield: 4.88%), 3/1/2016	1,014,420

1,000,000	El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	997,910

1,000,000	Fort Worth, TX, Water & Sewer, Revenue Bonds, 5.75% (Original Issue Yield: 5.52%), 2/15/2017	1,042,990

1,860,000	Lubbock, TX, IDC Certificates, 5.25% (Original Issue Yield: 5.81%), 2/15/2019	1,833,421

2,000,000	North Texas Tollway Authority Dallas (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.40%), 1/1/2017	1,929,300

1,000,000	Spring Beach, TX, Independent School, GO UT, 5.00% (PSFG LOC)/(Original Issue Yield: 5.35%), 2/1/2018	963,120

1,000,000	Texas Water Development Board, Revenue Bonds, 5.25% (Original Issue Yield: 5.50%), 7/15/2015	1,007,390

	Total	10,300,171

	Virginia—1.6%

230,000	Henry County, VA, GO UT, 6.00% (Original Issue Yield: 6.25%), 7/15/2014	244,419

625,000	Virginia State Housing Development Authority (Series C), 6.20%, 5/1/2011	649,994

	Total	894,413

	Washington—13.7%

1,000,000	Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	1,005,790

1,000,000	Seattle, WA, Municipal Light & Power (Series A), 5.75% (Original Issue Yield: 6.13%), 8/1/2015	1,047,990

Riggs Long Term Tax Free Bond Fund
Principal Amount or Shares		Value
Long-Term Municipals—continued

	Washington—continued

$1,000,000	Seattle, WA, (Series F), GO UT, 5.25% (Original Issue Yield: 5.02%), 12/15/2018	$ 991,430

1,725,000	Washington State Public Power Supply System (Series A), 6.25% (MBIA INS)/(Original Issue Yield: 6.411%), 7/1/2017	1,782,441

1,000,000	Washington State, (Series B), GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	970,850

2,000,000	Washington State (Series A), GO UT, 6.00% (Original Issue Yield: 6.24%), 9/1/2016	2,062,140

	Total	7,860,641

	Wisconsin—7.1%

1,000,000	Green Bay, WI, IDA, GO UT Refunding Bonds (Series B), 5.90% (Original Issue Yield: 6.20%), 4/1/2010	1,040,740

1,000,000	Menomonee Falls, WI, Sewage System (Series A), Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	1,025,120

1,000,000	Milwaukee County, WI (Series A), GO UT, 5.00% (Original Issue Yield: 4.87%), 10/1/2016	980,480

1,000,000	Wisconsin State Transportation (Series A), Revenue Bond, 5.50% (FGIC INS)/(Original Issue Yield: 5.25%), 7/1/2015	1,033,000

	Total	4,079,340

	Wyoming—0.9%

500,000	Laramie County, WY, School District #2, GO UT, 5.90% (MBIA INS)/(Original Issue Yield: 5.90%), 6/1/2012	527,920

	Total Long-Term Municipals (identified cost $55,629,629)	56,626,520

Mutual Fund—0.2%

111,011	SEI Tax Exempt Money Market Fund (at amortized cost)	111,011

	Total Investments (identified cost $55,740,640)(1)	$56,737,531

(1)
The cost of investments for federal tax purposes amounts to $55,740,640. The net unrealized appreciation of investments on a federal tax basis amounts to $996,891 which is comprised of $1,267,868 appreciation and $270,977 depreciation at April 30, 2001.

Note:    The categories of investments are shown as a percentage of net assets ($57,481,034) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
GO — General Obligation
HFDC — Health Facility Development Corporation
IDA — Industrial Development Authority
IDC — Industrial Development Corporation

INS —Insured
LOC — Letter of Credit
LT — Limited Tax
MBIA — Municipal Bond Investors Assurance
PCR — Pollution Control Revenue
PSFG — Permanent School Fund Guarantee
Q-SBLF — Qualified State Bond Loan Fund
UT — Unlimited Tax

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS
Riggs Prime Money Market Fund
April 30, 2001

Principal Amount		Value
Commercial Paper—30.2%

	Asset Backed—4.0%

$14,000,000	Asset One Securitization, 4.470%-4.510%, 5/11/2001-5/29/2001	$ 13,969,118

	Finance—17.8%

9,000,000	American General Finance Corp., 4.460%, 5/23/2001	8,975,470

15,000,000	Apreco, Inc., 4.800%-4.980%, 5/15/2001-6/4/2001	14,952,773

5,000,000	Associates Financial Services Co. of Puerto Rico, Inc. (Guaranteed by Associates Corp. of North America), 4.470%, 5/23/2001	4,986,342

14,000,000	Charta Corp., 4.300%-5.000%, 5/11/2001-6/19/2001	13,949,308

19,000,000	Citibank Capital Markets Assets LLC, 4.430%-5.000%, 5/18/2001-5/30/2001	18,945,020

	Total	61,808,913

	Producer Manufacturing—2.3%

8,000,000	Deere & Co., 4.930%, 5/18/2001	7,981,376

	Retail Trade—2.0%

7,000,000	Gap (The), Inc., 5.030%, 5/1/2001	7,000,000

	Utilities—4.1%

14,000,000	Salomon Smith Barney Holdings, Inc., 4.950%—4.970%, 5/3/2001—5/9/2001	13,991,173

	Total Commercial Paper	104,750,580

Corporate Bonds—8.8%

	Banking—2.9%

4,150,000	First USA Bank, 7.000%, 8/20/2001	4,176,882

6,000,000	First Union National Bank, 5.439%, 5/10/2001	6,000,204

	Total	10,177,086

	Electronic Technology—1.4%

4,750,000	International Business Machines Corp., 6.000%, 7/9/2001	4,759,449

	Finance—4.5%

11,600,000	International Lease Finance Corp., 5.950%, 6/1/2001	11,607,257

4,000,000	Merrill Lynch & Co., Inc., 6.020%, 5/11/2001	4,000,880

	Total	15,608,137

	Total Corporate Bonds	30,544,672

Corporate Notes—16.2%

	Finance—9.8%

3,000,000	Associates Corp. of North America, 6.625%, 5/15/2001	2,999,912

2,500,000	Associates Corp. of North America, 6.700%, 5/29/2001	2,503,262

3,000,000	Bank of America Corp., 6.650%, 5/1/2001	3,000,000

5,180,000	Bear Stearns Cos., Inc., 6.750%, 5/1/2001	5,180,000

8,000,000	CIT Group, Inc., 4.980%, 5/2/2001	7,998,896

8,000,000	Caterpillar Financial Services Corp., 5.470%, 9/12/2001	8,018,335

4,125,000	IBM Credit Corp., 6.400%, 8/13/2001	4,142,122

	Total	33,842,527

	Finance-Automotive—4.8%

8,000,000	General Motors Acceptance Corp., 4.980%, 5/11/2001	7,988,933

2,400,000	General Motors Acceptance Corp., 6.400%, 8/30/2001	2,414,002

Riggs Prime Money Market Fund

Principal Amount		Value
Corporate Notes—continued

	Finance-Automotive—continued

$ 1,200,000	General Motors Acceptance Corp., 6.800%, 5/22/2001	$ 1,199,973

5,200,000	General Motors Acceptance Corp., 7.125%, 5/1/2001	5,200,000

	Total	16,802,908

	Utilities—1.6%

5,500,000	AT&T Capital Corp., 6.250%, 5/15/2001	5,500,593

	Total Corporate Notes	56,146,028

Government Agencies—19.0%

	Federal Home Loan Bank System—5.7%

5,000,000	4.700%, 5/23/2001	4,999,617

5,500,000	5.250%, 4/25/2002	5,548,895

5,000,000	5.875%, 8/15/2001	5,010,519

4,330,000	6.750%, 2/15/2002	4,412,893

	Total	19,971,924

	Federal National Mortgage Association—2.9%

5,000,000	5.310%, 1/16/2002	5,000,000

5,000,000	6.870%, 6/28/2001	5,019,821

	Total	10,019,821

	(1) Student Loan Marketing Association—10.4%

5,000,000	4.041%, 5/17/2001	5,000,000

5,000,000	4.141%, 9/20/2001	5,000,000

10,000,000	4.241%, 7/25/2001	10,000,000

10,000,000	4.301%, 10/11/2001	10,000,000

6,000,000	4.650%, 10/18/2001	6,000,000

	Total	36,000,000

	Total Government Agencies	65,991,745

Loan Participation—2.0%

	Finance—2.0%

7,000,000	Citibank NA, New York, 4.990%, 5/18/2001	6,983,505

(1) Notes-Variable—0.3%

	Finance—0.3%

1,000,000	Morgan Stanley, Dean Witter & Co., 6.700%, 5/1/2001	1,000,000

(2) Repurchase Agreement—24.6%

85,226,000	Paine Webber, 4.450%, dated 4/30/2001, due 5/1/2001	85,226,000

	Total Investments (at amortized cost)(3)	$350,642,530

(1)	Current rate and next reset date shown.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($346,827,658) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS
Riggs U.S. Treasury Money Market Fund
April 30, 2001

Principal Amount		Value
U.S. Treasury Notes—30.5%

$15,000,000	(1) 5.250%, 5/31/2001	$ 14,993,667

20,000,000	(1) 5.500%, 8/31/2001	20,074,132

15,000,000	5.875%, 10/31/2001	15,146,011

	Total U.S. Treasury Notes	50,213,810

(2) Repurchase Agreements—69.5%

28,500,000	Goldman Sachs Group, LP, 4.440%, dated 4/30/2001, due 5/1/2001	28,500,000

30,000,000	Lehman Brothers, Inc., 4.430%, dated 4/30/2001, due 5/1/2001	30,000,000

26,088,000	Paine Webber, 4.450%, dated 4/30/2001, due 5/1/2001	26,088,000

30,000,000	Salomon Brothers, Inc., 4.370%, dated 4/30/2001, due 5/1/2001	30,000,000

	Total Repurchase Agreements	114,588,000

	Total Investments (at amortized cost)(3)	$164,801,810

(1)	Certain Principal amounts on loan to broker.

(2)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($164,736,608) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds
April 30, 2001

	Stock Fund		Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund
Assets:

Investments in securities, at value	$83,674,291		$49,501,104	$41,527,435	$103,977,482	$35,585,196

Investments in repurchase agreements	2,992,000		5,853,000	2,530,000	5,040,000	2,029,000

Total investments, at amortized cost and value	86,666,291		55,354,104	44,057,435	109,017,482	37,614,196

Cash	—		5,673	4,681	19,330	13,780

Collateral for securities loaned, at fair value	900,478		6,307,684	—	30,965,234	9,210,755

Income receivable	43,155		8,897	7,346	1,137,684	407,662

Receivable for shares sold	17,570		432	225	114,359	2,040

Receivable for investments sold	2,153,620		1,421,104	—	—	—

Total assets	89,781,114		63,097,894	44,069,687	141,254,089	47,248,433

Liabilities:

Income distribution payable	—		—	—	459,296	163,943

Payable for investments purchased	558,524		1,225,068	—	—	—

Payable upon return of securities loaned	900,478		6,307,684	—	30,965,234	9,210,755

Payable to bank	3,218		—	—	—	—

Payable for shares redeemed	29,055		1,237	18,723	79,180	—

Accrued expenses	44,105		33,697	31,583	37,117	15,714

Total liabilities	1,535,380		7,567,686	50,306	31,540,827	9,390,412

Net Assets	$88,245,734		$55,530,208	$44,019,381	$109,713,262	$37,858,021

Net Assets Consists of:

Paid in capital	$68,256,799		$54,281,115	$55,442,612	$109,402,246	$37,942,467

Net unrealized appreciation (depreciation) of investments	19,818,309		4,545,342	(1,257,607)	2,275,855	64,997

Accumulated net realized gain (loss) on investments	170,626		(3,325,199)	(10,165,624)	(2,033,069)	(149,471)

Undistributed (distributions in excess of) net investment income	—		28,950	—	68,230	28

Total Net Assets	$88,245,734		$55,530,208	$44,019,381	109,713,262	$37,858,021

Class R Shares	$30,385,049		$16,637,424	$44,019,381	$ 25,415,498	$37,858,021

Class Y Shares	$57,860,685		$38,892,784	—	$ 84,297,764	—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$ 8.95		$ 11.22	$ 6.46	$ 9.93	$ 10.50

Class Y Shares	$ 9.02		$ 11.32	—	$ 9.93	—

Redemption Proceeds Per Share(1)

Class R Shares	$ 8.77	(2)	$ 11.00 (2)	$ 6.33 (2)	$ 9.73 (2)	$ 10.29 (2)

Class Y Shares	$ 9.02		$ 11.32	—	$ 9.93	—

Shares Outstanding:

Class R Shares	3,393,355		1,483,297	6,812,016	2,559,151	3,605,988

Class Y Shares	6,417,269		3,435,888	—	8,488,088	—

Investments, at identified cost	$66,847,982		$50,808,762	$45,315,042	$106,741,627	$37,549,199

Investments, at tax cost	$67,071,955		$51,077,637	$45,682,104	$106,741,627	$37,549,199

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES—continued

Riggs Funds
April 30, 2001

	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets:

Investments in securities, at value	$58,825,728	$56,737,531	$265,416,530	$ 50,213,810

Investments in repurchase agreements	—	—	85,226,000	114,588,000

Total investments, at amortized cost and value	58,825,728	56,737,531	350,642,530	164,801,810

Cash	3,843	3,767	8,567	—

Collateral for securities loaned, at fair value	—	—	—	10,360,243

Income receivable	886,340	914,331	2,420,626	530,640

Receivable for shares sold	—	61,194	270,460	12

Receivable for investments sold	—	—	—	—

Total assets	59,715,911	57,716,823	353,342,183	175,692,705

Liabilities:

Income distribution payable	197,475	213,154	765,786	549,699

Payable for investments purchased	—	—	5,555,312	—

Payable upon return of securities loaned	—	—	—	10,360,243

Payable to bank	—	—	—	6,554

Payable for shares redeemed	15,000	—	138,658	77

Accrued expenses	20,556	22,635	54,769	39,524

Total liabilities	233,031	235,789	6,514,525	10,956,097

Net Assets	$59,482,880	$57,481,034	$346,827,658	$164,736,608

Net Assets Consists of:

Paid in capital	$58,458,230	$56,280,564	$347,110,083	$164,736,608

Net unrealized appreciation of investments	1,132,905	996,891	—	—

Accumulated net realized gain (loss) on investments	(108,048)	242,300	(862,460)	—

Undistributed (distributions in excess of) net investment income	(207)	(38,721)	580,035	—

Total Net Assets	$59,482,880	$57,481,034	$346,827,658	$164,736,608

Class R Shares	$59,482,880	$57,481,034	$103,460,276	$ 5,449,175

Class Y Shares	—	—	$243,367,382	$159,287,433

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value and Offering Price Per Share

Class R Shares	$ 10.25	$ 10.29	$ 1.00	$ 1.00

Class Y Shares	—	—	$ 1.00	$ 1.00

Redemption Proceeds Per Share(1)

Class R Shares	$ 10.05 (2)	$ 10.08 (2)	$ 1.00	$ 1.00

Class Y Shares	—	—	$ 1.00	$ 1.00

Shares Outstanding:

Class R Shares	5,800,605	5,587,460	103,459,033	5,449,174

Class Y Shares	—	—	243,647,514	159,287,434

Investments, at identified cost	$57,692,823	$55,740,640	$350,642,530	$164,801,810

Investments, at tax cost	$57,692,823	$55,740,640	$350,642,530	$164,801,810

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of redemption proceeds per share: 98/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS
Riggs Funds
Year Ended April 30, 2001

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund
Investment Income:

Dividends	$ 1,261,498 (1)	$ 577,074	$ 126,349 (2)	—	—

Interest	275,537	480,010	567,285	$ 7,267,040	$2,562,382

Total investment income	1,537,035	1,057,084	693,634	7,267,040	2,562,382

Expenses:

Investment adviser fee	931,417	576,162	649,714	879,741	295,562

Administrative personnel and services fee	198,702	115,232	138,606	187,678	63,053

Custodian fees	24,838	14,404	17,326	23,460	7,882

Transfer and dividend disbursing agent fees and expenses	38,271	13,863	2,750	17,203	2,362

Trustees’ fees	3,657	2,412	1,273	2,351	1,177

Auditing fees	15,649	16,540	12,925	15,525	14,365

Legal fees	5,829	4,787	1,512	5,931	3,277

Portfolio accounting fees	1,587	608	1,868	1,169	296

Distribution services fee—Class R Shares	102,385	57,271	216,594	69,196	98,521

Shareholder services fees—Class R Shares	102,047	57,182	216,572	69,196	98,521

Shareholder services fees—Class Y Shares	208,423	122,868	—	224,051	—

Share registration costs	32,457	24,251	17,689	8,632	17,472

Printing and postage	18,547	15,002	3,940	3,007	5,776

Insurance premiums	611	875	1,243	326	234

Miscellaneous	1,435	8,547	563	1,541	73

Total expenses	1,685,855	1,030,004	1,282,575	1,509,007	608,571

Waivers:

Waiver of investment adviser fee	—	—	—	(469,195)	(106,402)

Waiver of distribution service fee—Class R Shares	—	—	(216,560)	—	(98,521)

Waiver of shareholder service fee—Class R Shares	(1,693)	—	(4,958)	(41,517)	(59,112)

Waiver of shareholder services fee—Class Y Shares	(6,938)	(1,870)	—	(134,431)	—

Total waivers	(8,631)	(1,870)	(221,518)	(645,143)	(264,035)

Net expenses	1,677,224	1,028,134	1,061,057	863,864	344,536

Net investment income/(Net operating loss)	(140,189)	28,950	(367,423)	6,403,176	2,217,846

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	5,157,084	(2,864,983)	(8,743,401)	2,230,938	411,594

Net change in unrealized appreciation (depreciation) of investments	(21,214,526)	1,559,118	(33,351,490)	3,325,422	1,496,539

Net realized and unrealized gain (loss) on investments	(16,057,442)	(1,305,865)	(42,094,891)	5,556,360	1,908,133

Change in net assets resulting from operations	$(16,197,631)	$(1,276,915)	$(42,462,314)	$11,959,536	$4,125,979

(1)	Net of taxes withheld $2,188.

(2)	Net of taxes withheld $320.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS—continued
Riggs Funds
Year Ended April 30, 2001

	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income:

Interest	$3,222,170	$3,306,295	$20,141,310	$10,538,304

Expenses:

Investment adviser fee	476,515	459,981	1,606,572	866,756

Administrative personnel and services fee	101,656	98,129	514,103	277,362

Custodian fees	12,707	12,266	64,263	34,670

Transfer and dividend disbursing agent fees and expenses	878	1,379	54,415	21,222

Trustees’ fees	1,635	1,664	4,939	3,080

Auditing fees	14,166	14,336	15,235	14,573

Legal fees	4,229	4,265	4,509	4,581

Portfolio accounting fees	4,745	6,860	3,750	2,459

Distribution services fee—Class R Shares	158,838	153,327	197,922	23,781

Shareholder services fees—Class R Shares	158,838	153,327	98,961	11,891

Shareholder services fees—Class Y Shares	—	—	704,325	421,487

Share registration costs	13,008	13,743	23,757	28,269

Printing and postage	7,391	7,149	11,400	7,103

Insurance premiums	8	29	1,141	1,153

Miscellaneous	1,195	1,225	8,578	3,488

Total expenses	955,809	927,680	3,313,870	1,721,875

Waivers:

Waiver of investment adviser fee	(133,424)	(122,662)	—	—

Waiver of distribution service fee—Class R Shares	(158,838)	(153,327)	(98,961)	(11,891)

Waiver of shareholder service fee—Class R Shares	(95,303)	(91,996)	(59,377)	(7,134)

Waiver of shareholder services fee—Class Y Shares	—	—	(704,325)	(421,487)

Total waivers	(387,565)	(367,985)	(862,663)	(440,512)

Net expenses	568,244	559,695	2,451,207	1,281,363

Net investment income	2,653,926	2,746,600	17,690,103	9,256,941

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	125,807	350,023	5,620	18,718

Net change in unrealized appreciation (depreciation) of investments	1,589,562	1,608,402	—	—

Net realized and unrealized gain on investments	1,715,369	1,958,425	5,620	18,718

Change in net assets resulting from operations	$4,369,295	$4,705,025	$17,695,723	$ 9,275,659

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
Riggs Funds

	Stock Fund			Small Company Stock Fund		Large Cap Growth Fund
	Year Ended April 30, 2001	Year Ended April 30, 2000		Year Ended April 30, 2001	Year Ended April 30, 2000	Year Ended April 30, 2001	Period Ended April 30, 2000(1)
Increase (Decrease) in Net Assets:

Operations—

Net investment income (net operating loss)	$ (140,189)	$ 115,229		$ 28,950	$ (155,114)	$ (367,423)	$ (54,139)

Net realized gain (loss) on investments	5,157,084	26,947,952		(2,864,983)	13,709,098	(8,743,401)	(1,422,223)

Net change in unrealized appreciation (depreciation) of investments	(21,214,526)	(24,214,071)		1,559,118	117,706	(33,351,490)	15,037,220

Change in net assets resulting from operations	(16,197,631)	2,849,110		(1,276,915)	13,671,690	(42,462,314)	13,560,858

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	—	(31,798)		—	—	—	—

Class Y Shares	—	(120,164)	(1)	—	—	—	—

Distributions from net realized gain on investments

Class R Shares	(8,277,084)	(12,714,753)		(2,768,535)	—	—	—

Class Y Shares	(18,433,087)	—		(6,510,346)	—	—	—

Class B Shares	—	(50,129)		—	—	—	—

Distributions from paid-in capital

Class R Shares	—	—		—	—	—	(77,537)

Change in net assets resulting from distributions to shareholders	(26,710,171)	(12,916,844)		(9,278,881)	—	—	(77,537)

Share Transactions—

Proceeds from sales of shares	6,461,250	12,501,470		4,347,882	8,396,250	5,088,493	20,703,030

Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	113,770,434 (2)		—	62,994,927 (2)	—	75,846,956 (2)

Net asset value of shares issued to shareholders in payment of distributions declared	6,982,840	10,933,060		1,845,056	—	—	2,258

Cost of shares redeemed	(41,627,981)	(69,456,410)		(30,529,031)	(33,469,489)	(21,585,582)	(7,056,781)

Change in net assets resulting from share transactions	(28,183,891)	67,748,554		(24,336,093)	37,921,688	(16,497,089)	89,495,463

Change in net assets	(71,091,693)	57,680,820		(34,891,889)	51,593,378	(58,959,403)	102,978,784

Net Assets:

Beginning of period	159,337,427	101,656,607		90,422,097	38,828,719	102,978,784	—

End of period	$ 88,245,734	$159,337,427		$55,530,208	$90,422,097	$44,019,381	$102,978,784

Undistributed net investment income included in net assets at end of period	—	—		$ 28,950	—	—	—

Net gain (loss) as computed for federal tax purposes	$ 4,352,053	$ 27,669,187		$ (315,771)	$13,377,138	$ (561,936)	—

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30,2000.

(2)
Includes $40,799,437, $2,873,633 and $17,056,663, respectively, of unrealized appreciation for the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund, related to the tax-free transfer of assets from a Common Trust Fund.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued
Riggs Funds

	U.S. Government Securities Fund			Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended April 30, 2001	Year Ended April 30, 2000		Year Ended April 30, 2001	Period Ended April 30, 2000(1)	Year Ended April 30, 2001	Period Ended April 30, 2000(1)
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$ 6,403,176	$ 3,962,700		$ 2,217,846	$ 863,837	$ 2,653,926	$ 1,071,944

Net realized gain (loss) on investments	2,230,938	(2,211,523)		411,594	(561,065)	125,807	(233,855)

Net change in unrealized appreciation (depreciation) of investments	3,325,422	1,288,207		1,496,539	567,849	1,589,562	105,410

Change in net assets resulting from operations	11,959,536	3,039,384		4,125,979	870,621	4,369,295	943,499

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(1,444,226)	(1,866,545)		(2,217,818)	(863,837)	(2,653,998)	(1,072,079)

Class Y Shares	(4,898,156)	(2,144,100)	(1)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(6,342,382)	(4,010,645)		(2,217,818)	(863,837)	(2,653,998)	(1,072,079)

Share Transactions—

Proceeds from sales of shares	10,050,348	10,806,822		5,147,075	2,365,364	4,808,828	4,992,482

Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	117,575,784 (2)		—	43,560,995 (2)	—	76,318,162 (2)

Net asset value of shares issued to shareholders in payment of distributions declared	248,733	325,656		3,172	121	8,001	1,686

Cost of shares redeemed	(39,069,294)	(33,798,631)		(10,797,836)	(4,335,815)	(13,631,727)	(14,601,269)

Change in net assets resulting from share transactions	(28,770,213)	94,909,631		(5,647,589)	41,590,665	(8,814,898)	66,711,061

Change in net assets	(23,153,059)	93,938,370		(3,739,428)	41,597,449	(7,099,601)	66,582,481

Net Assets:

Beginning of period	132,866,321	38,927,951		41,597,449	—	66,582,481	—

End of period	$109,713,262	$132,866,321		$37,858,021	$41,597,449	$59,482,880	$66,582,481

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 68,230	$ 7,435		$ 28	—	$ (207)	$ (135)

Net gain (loss) as computed for federal tax purposes	$ 20,477	$ (7,963)		$ (153,961)	—	$ (124,197)	$ (233,855)

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30,2000.

(2)
Includes $(2,047,601), $(1,999,391) and $(562,067), respectively, of unrealized depreciation for the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund, related to the tax-free transfer of assets from a Common Trust Fund.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS—continued
Riggs Funds

	Long Term Tax Free Bond Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
	Period Ended April 30, 2001	Period Ended April 30, 2000(1)	Year Ended April 30, 2001	Year Ended April 30, 2000	Year Ended April 30, 2001	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$ 2,746,600	$ 1,211,507	$ 17,690,103	$ 17,922,142	$ 9,256,941	$ 6,519,012

Net realized gain (loss) on investments	350,023	135,191	5,620	(691)	18,718	(13,134)

Net change in unrealized appreciation (depreciation) of investments	1,608,402	(92,038)	—	—	—	—

Change in net assets resulting from operations	4,705,025	1,254,660	17,695,723	17,921,451	9,275,659	6,505,878

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(2,785,321)	(1,211,507)	(2,032,034)	(819,620)	(239,960)	(170,225)

Class Y Shares	—	—	(15,658,079)	(17,102,522)	(9,035,699)	(6,335,653)

Distributions from net realized gain on investments

Class R Shares	(242,914)	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(3,028,235)	(1,211,507)	(17,690,113)	(17,922,142)	(9,275,659)	(6,505,878)

Share Transactions—

Proceeds from sales of shares	2,784,260	2,381,475	1,155,645,686	1,439,931,283	329,216,992	299,260,507

Proceeds from shares issued in connection with the tax- free transfer of assets from a Common Trust Fund	—	80,188,291 (2)	—	—	—	—

Net asset value of shares issued to shareholders in payment of distributions declared	6,452	580	5,295,816	6,654,872	927,718	845,146

Cost of shares redeemed	(16,105,710)	(13,494,257)	(1,161,037,758)	(1,533,142,404)	(319,866,527)	(287,053,664)

Change in net assets resulting from share transactions	(13,314,998)	69,076,089	(96,256)	(86,556,249)	10,278,183	13,051,989

Change in net assets	(11,638,208)	69,119,242	(90,646)	(86,556,940)	10,278,183	13,051,989

Net Assets:

Beginning of period	69,119,242	—	346,918,304	433,475,244	154,458,425	141,406,436

End of period	$57,481,034	$69,119,242	$ 346,827,658	$ 346,918,304	$164,736,608	$154,458,425

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (38,721)	—	$ 580,035	$ 580,045	—	$ 18,718

Net gain (loss) as computed for federal tax purposes	$ 350,023	$ 135,191	$ 5,380	$ (451)	18,718	$ (18,718)

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30,2000.

(2)	Includes $(519,473) of unrealized depreciation for the Long Term Tax Free Bond Fund, related to the tax-free transfer of assets from a Common Trust Fund.

See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS
Riggs Funds
(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions from Paid-in Capital(1)
Stock Fund R Shares
1997	$15.84	0.20		2.28		2.48	(0.20)	(2.71)	—
1998	$15.41	0.11		5.20		5.31	(0.11)	(4.04)	—
1999	$16.57	0.04		0.94		0.98	(0.04)	(1.71)	—
2000	$15.80	0.01		(0.38)		(0.37)	(0.01)	(2.20)	—
2001(10)	$13.22	(0.03	)(5)	(1.53)		(1.56)	—	(2.71)	—
Stock Fund Y Shares
2000(4)	$12.38	0.01		0.85		0.86	(0.01)	—	—
2001	$13.23	0.00	(5)(6)	(1.50)		(1.50)	—	(2.71)	—
Small Company Stock Fund R Shares
1997	$14.10	(0.01)		(0.47)		(0.48)	—	(0.82)	—
1998	$12.80	(0.04)		9.23		9.19	—	(3.19)	—
1999	$18.80	(0.02)		(5.66)		(5.68)	—	(1.85)	—
2000	$11.27	(0.05	)(5)	1.94		1.89	—	—	—
2001(10)	$13.16	(0.02)		(0.15)		(0.17)	—	(1.77)	—
Small Company Stock Fund Y Shares
2000(4)	$11.50	0.00	(5)(6)	1.68		1.68	—	—	—
2001	$13.18	0.02		(0.11)		(0.09)	—	(1.77)	—
Large Cap Growth Fund R Shares
2000(4)	$10.00	—		1.73		1.73	—	—	(0.01)
2001(10)	$11.72	0.00	(6)	(5.26)		(5.26)	—	—	—
U.S. Government Securities Fund R Shares
1997	$9.47	0.60		(0.07)		0.53	(0.59)	—	—
1998	$9.41	0.56		0.37		0.93	(0.57)	—	—
1999	$9.77	0.52		0.06		0.58	(0.50)	—	—
2000	$9.85	0.50		(0.37)		0.13	(0.51)	—	—
2001	$9.47	0.52		0.45		0.97	(0.51)	—	—
U.S. Government Securities Fund Y Shares
2000(4)	$9.42	0.19		0.05		0.24	(0.19)	—	—
2001	$9.47	0.54		0.45		0.99	(0.53)	—	—
Bond Fund R Shares
2000(4)	$10.00	0.21		0.01		0.22	(0.21)	—	—
2001	$10.01	0.58		0.49		1.07	(0.58)	—	—
Intermediate Tax Free Bond Fund R Shares
2000(4)	$10.00	0.15		(0.02)		0.13	(0.15)	—	—
2001	$9.98	0.43		0.27		0.70	(0.43)	—	—
Long Term Tax Free Bond Fund R Shares
2000(4)	$10.00	0.16		0.01		0.17	(0.16)	—	—
2001	$10.01	0.45		0.34		0.79	(0.46)	(0.05)	—
Prime Money Market Fund R Shares
1997	$1.00	0.05		0.00	(6)	0.05	(0.05)	—	—
1998	$1.00	0.05		(0.00	)(6)	0.05	(0.05)	—	—
1999	$1.00	0.04		0.00	(6)	0.04	(0.04)	—	—
2000	$1.00	0.04		(0.00	)(6)	0.04	(0.04)	—	—
2001	$1.00	0.05		0.00	(6)	0.05	(0.05)	—	—
Prime Money Market Fund Y Shares
1997	$1.00	0.05		0.00	(6)	0.05	(0.05)	—	—
1998	$1.00	0.05		(0.00	)(6)	0.05	(0.05)	—	—
1999	$1.00	0.05		0.00	(6)	0.05	(0.05)	—	—
2000	$1.00	0.05		(0.00	)(6)	0.05	(0.05)	—	—
2001	$1.00	0.06		0.00	(6)	0.06	(0.06)	—	—
U.S. Treasury Money Market Fund R Shares
1999(8)	$1.00	0.03		—		0.03	(0.03)	—	—
2000	$1.00	0.04		(0.00	)(6)	0.04	(0.04)	—	—
2001	$1.00	0.05		0.00	(6)	0.05	(0.05)	—	—
U.S. Treasury Money Market Fund Y Shares
1997	$1.00	0.05		—		0.05	(0.05)	—	—
1998	$1.00	0.05		—		0.05	(0.05)	—	—
1999	$1.00	0.04		—		0.04	(0.04)	—	—
2000	$1.00	0.04		(0.00	)(6)	0.04	(0.04)	—	—
2001	$1.00	0.05		0.00	(6)	0.05	(0.05)	—	—

(1)	Represents a return of capital for federal income tax purposes.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

(4)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(5)	Per share amount is based upon the average number of shares outstanding.

(6)	Per share amount does not round to $0.01 or $(0.01).

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income (Net Operating Loss)		Expense waiver/ reimbursement(3)	Net Assets, end of period (000 omitted)	Portfolio Turnover

(2.91)	$15.41	16.34%	0.91%		1.26%		0.12%	$89,142	75%
(4.15)	$16.57	39.68%	0.93%		0.63%		0.07%	$117,115	94%
(1.75)	$15.80	6.50%	1.22%		0.26%		0.26%	$101,474	52%
(2.21)	$13.22	(1.04)%	1.41%		0.08%		0.14%	$51,968	79%
(2.71)	$8.95	(12.59)%	1.52%		(0.29)%		0.01%	$30,385	95%

(0.01)	$13.23	6.98%	1.20	%(7)	0.14	%(7)	0.12%(7)	$107,045	79%
(2.71)	$9.02	(12.01)%	1.27%		(0.03)%		0.01%	$57,861	95%

(0.82)	$12.80	(3.76)%	1.00%		(0.07)%		0.46%	$27,777	93%
(3.19)	$18.80	77.85%	1.09%		(0.26)%		0.09%	$58,223	108%
(1.85)	$11.27	(30.33)%	1.37%		(0.14)%		0.26%	$38,728	100%
—	$13.16	16.77%	1.60%		(0.44)%		0.13%	$33,163	116%
(1.77)	$11.22	0.37%	1.60%		(0.14)%		0.00%(9)	$16,637	146%

—	$13.18	14.61%	1.37	%(7)	0.02	%(7)	0.11%(7)	$57,182	116%
(1.77)	$11.32	1.04%	1.35%		0.12%		0.00%(9)	$38,893	146%

(0.01)	$11.72	17.31%	1.31	%(7)	(0.15	)%(7)	0.36%(7)	$102,961	19%
—	$6.46	(44.88)%	1.22%		(0.42)%		0.26%	$44,019	62%

(0.59)	$9.41	5.79%	0.87%		6.36%		0.40%	$31,829	171%
(0.57)	$9.77	10.14%	0.82%		5.87%		0.40%	$34,521	175%
(0.50)	$9.85	6.03%	0.91%		5.12%		0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%		5.19%		0.55%	$29,898	55%
(0.51)	$9.93	10.44%	0.93%		5.27%		0.55%	$25,415	58%

(0.19)	$9.47	2.58%	0.81	%(7)	5.57	%(7)	0.55%(7)	$102,968	55%
(0.53)	$9.93	10.72%	0.68%		5.52%		0.55%	$84,298	58%

(0.21)	$10.01	2.18%	1.00	%(7)	5.73	%(7)	0.67%(7)	$41,597	16%
(0.58)	$10.50	10.94%	0.87%		5.63%		0.67%	$37,858	42%

(0.15)	$9.98	1.31%	1.00	%(7)	4.16	%(7)	0.61%(7)	$66,582	9%
(0.43)	$10.25	7.08%	0.89%		4.18%		0.61%	$59,483	25%

(0.16)	$10.01	1.76%	1.00	%(7)	4.57	%(7)	0.60%(7)	$69,119	0%
(0.51)	$10.29	8.00%	0.91%		4.48%		0.60%	$57,481	48%

(0.05)	$1.00	4.57%	1.01%		4.58%		0.17%	$26,263	—
(0.05)	$1.00	4.92%	1.00%		4.51%		0.18%	$508	—
(0.04)	$1.00	4.49%	1.03%		4.25%		0.46%	$8,422	—
(0.04)	$1.00	4.53%	1.07%		4.55%		0.40%	$23,842	—
(0.05)	$1.00	5.32%	1.07%		5.13%		0.40%	$103,460	—

(0.05)	$1.00	5.09%	0.51%		5.00%		0.17%	$372,037	—
(0.05)	$1.00	5.22%	0.58%		5.11%		0.11%	$318,122	—
(0.05)	$1.00	4.76%	0.69%		4.65%		0.25%	$425,054	—
(0.05)	$1.00	4.90%	0.72%		4.83%		0.25%	$323,076	—
(0.06)	$1.00	5.69%	0.72%		5.56%		0.25%	$243,367	—

(0.03)	$1.00	3.35%	1.08	%(7)	3.86	%(7)	0.47%(7)	$3,309	—
(0.04)	$1.00	4.20%	1.10%		4.20%		0.40%	$4,373	—
(0.05)	$1.00	5.11%	1.08%		5.03%		0.40%	$5,449	—

(0.05)	$1.00	4.83%	0.57%		4.74%		0.13%	$141,011	—
(0.05)	$1.00	5.00%	0.63%		4.88%		0.08%	$117,424	—
(0.04)	$1.00	4.49%	0.72%		4.39%		0.25%	$138,097	—
(0.04)	$1.00	4.57%	0.75%		4.52%		0.25%	$150,085	—
(0.05)	$1.00	5.48%	0.73%		5.35%		0.25%	$159,287	—

(7)	Computed on an annualized basis.

(8)	Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

(9)	Percentage amount does not round to 0.01%.

(10)	As of July 21, 2000, Class B shares were no longer offered. All Class B shares were converted to Class R shares.

See Notes which are an integral part of the Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS
Riggs Funds
April 30, 2001

Organization
Riggs Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund (“Stock Fund”)	Seeks to provide growth of capital and income.

Riggs Small Company Stock Fund (“Small Company Stock Fund”)	Seeks to provide long-term capital appreciation.

Riggs Large Cap Growth Fund	Seeks to provide capital appreciation.

(“Large Cap Growth Fund”)

Riggs U.S. Government Securities Fund (“U.S. Government Securities Fund”)	Seeks to achieve current income.

Riggs Bond Fund (“Bond Fund”)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Riggs Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Riggs Long Term Tax Free Bond Fund (“Long Term Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax.

Riggs Prime Money Market Fund (“Prime Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

Riggs U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Effective December 17, 1999, the following Funds received a tax-free transfer of assets from a Common Trust Fund.

	Fund Shares Issued	Common Trust Fund Net Assets Received(1)	Unrealized Appreciation/ (Depreciation)
Stock Fund	9,189,857	$113,770,434	$40,799,437

Small Company Stock Fund	5,477,820	62,994,927	2,873,633

Large Cap Growth Fund	7,584,696	75,846,956	17,056,663

U.S. Government Securities Fund	12,481,506	117,575,784	(2,047,601)

Bond Fund	4,356,100	43,560,995	(1,999,391)

Intermediate Tax Free Bond Fund	7,631,816	76,318,162	(562,067)

Long Term Tax Free Bond Fund	8,018,829	80,188,291	(519,473)

(1) Unrealized appreciation/(depreciation) is included in the Common Trust Fund net assets received.

Previously, the Stock Fund and Small Company Stock Fund offered Class R, Class Y and Class B Shares, also the Large Cap Growth Fund offered Class R and Class B Shares. As of July 21, 2000, the Class B Shares for all three funds were no longer offered. All Class B Shares were converted to Class R Shares.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations
U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Securities for which there are no quotations readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).
Riggs Funds

Repurchase Agreements
It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds (except Bond Fund, Intermediate Tax Free Bond Fund, Large Cap Growth Fund and Long Term Tax Free Bond Fund) offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on long-term debt securities effective May 1, 2001. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and tax equalization. The following reclassifications have been made to the financial statements.

	Increase (Decrease)
Fund Name	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Stock Fund	$376,844	$140,189	$(517,033)
Small Company Stock Fund	3,459	—	(3,459)
Large Cap Growth Fund	(367,423)	367,423	—

Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

Federal Taxes
It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 2001, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:
Riggs Funds

Fund	Capital Loss Carryforward To Expire in 2002	Capital Loss Carryforward To Expire in 2003	Capital Loss Carryforward To Expire in 2005	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2008	Capital Loss Carryforward To Expire in 2009	Total Capital Loss Carryforward
Small company Stock Fund	—	—	—	—	—	$315,771	$ 315,771

Large Cap Growth Fund	—	—	—	—	—	561,936	561,936

U.S. Government Securities Fund	—	$1,560,346	$470,326	—	$7,963	—	2,038,635

Bond Fund	—	—	—	—	—	153,961	153,961

Intermediate Tax Free Bond Fund	—	—	—	—	—	124,197	124,197

Prime Money Market Fund	$822,823	20,474	14,610	$4,102	451	—	862,460

Additionally, the following Funds incurred net capital losses on security transactions after October 31, 2000, which are treated as arising on May 1, 2001, the first day of the Funds’ next taxable year.

Fund	Post-October Losses
Stock Fund	$ 165,750

Small Company Stock Fund	2,738,165

Large Cap Growth Fund	9,236,626

When-Issued and Delayed Delivery Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending
Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $2,009, $28,012, $13,704, $7,054, $2,575 and $110,383 for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund, respectively, attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Funds’ adviser to be of good financial standing and will not be made unless, in the judgment of the Funds’ adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds’ rights should be the borrower of the securities fail financially.

As of April 30, 2001, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due Broker	Reinvested Collateral Securities
Stock Fund	$ 895,176	$ 900,478	$ 900,478

Small Company Stock Fund	$ 6,142,964	$ 6,307,684	$ 6,307,684

U.S. Government Securities Fund	$30,710,959	$30,965,234	$30,965,234

Bond Fund	$ 8,905,448	$ 9,210,755	$ 9,210,755

U.S. Treasury Money Market Fund	$10,041,719	$10,360,243	$10,360,243

Cash collateral is held in a segregated account.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Riggs Funds

Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:
	Stock Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 4,054,134	377,951	$ 11,750,407	847,519

Shares issued to shareholders in payment of distributions declared	6,908,078	742,800	10,882,329	863,208

Shares redeemed	(18,876,429)	(1,658,347)	(55,276,971)	(4,200,797)

Net change resulting from Class R Share transactions	$ (7,914,217)	(537,596)	$ (32,644,235)	(2,490,070)

	Stock Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(1)
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$ 2,406,524	254,130	$ 538,913	42,961

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	113,770,434	9,189,857

Shares issued to shareholders in payment of distributions declared	74,762	8,010	916	73

Shares redeemed	(22,466,229)	(1,938,557)	(14,108,479)	(1,139,205)

Net change resulting from Class Y Share transactions	$(19,984,943)	(1,676,417)	$100,201,784	8,093,686

	Stock Fund
	Period Ended April 30, 2001(2)		Year Ended April 30, 2000
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$ 592	45	$ 212,150	14,844

Shares issued to shareholders in payment of distributions declared	—	—	49,815	4,002

Shares redeemed	(285,323)	(24,766)	(70,960)	(5,711)

Net change resulting from Class B Share transactions	$ (284,731)	(24,721)	$ 191,005	13,135

Net change resulting from share transactions	$(28,183,891)	(2,238,734)	$ 67,748,554	5,616,751

	Small Company Stock Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 2,542,767	196,598	$ 7,487,258	625,256

Shares issued to shareholders in payment of distributions declared	1,839,920	184,176	—	—

Shares redeemed	(17,817,062)	(1,417,466)	(18,596,155)	(1,542,928)

Net change resulting from Class R Shares transactions	$(13,434,375)	(1,036,692)	$ (11,108,897)	(917,672)

	Small Company Stock Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(1)
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$ 1,805,065	151,610	$ 893,927	70,351

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	62,994,927	5,477,820

Shares issued to shareholders in payment of distributions declared	5,136	512	—	—

Shares redeemed	(12,620,496)	(1,055,952)	(14,819,460)	(1,208,453)

Net change resulting from Class Y Shares transactions	$(10,810,295)	(903,830)	$ 49,069,394	4,339,718

Riggs Funds

	Small Company Stock Fund
	Period Ended April 30, 2001 (2)		Year Ended April 30, 2000
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$ 50	4	$ 15,065	1,242

Shares redeemed	(91,473)	(5,923)	(53,874)	(4,335)

Net change resulting from Class B Shares transactions	$ (91,423)	(5,919)	$ (38,809)	(3,093)

Net change resulting from transactions	$(24,336,093)	(1,946,441)	$ 37,921,688	3,418,953

	Large Cap Growth Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000 (1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 5,084,693	497,506	$ 20,682,365	1,843,403

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	75,846,956	7,584,696

Shares issued to shareholders in payment of distributions declared	—	—	2,258	216

Shares redeemed	(21,561,117)	(2,470,455)	(7,056,781)	(643,350)

Net change resulting from Class R Share transactions	$(16,476,424)	(1,972,949)	$ 89,474,798	8,784,965

	Large Cap Growth Fund
	Period Ended April 30, 2001 (2)		Period Ended April 30, 2000 (1)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$ 3,800	316	$ 20,665	1,544

Shares redeemed	(24,465)	(1,860)	—	—

Net change resulting from Class B Share transactions	$ (20,665)	(1,544)	$ 20,665	1,544

Net change resulting from share transactions	$(16,497,089)	(1,974,493)	$ 89,495,463	8,786,509

	U.S. Government Securities Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 4,311,008	439,179	$ 9,100,043	955,450

Shares issued to shareholders in payment of distributions declared	248,560	25,472	325,656	37,051

Shares redeemed	(10,362,233)	(1,062,787)	(17,003,935)	(1,786,507)

Net change resulting from Class R Shares transactions	$ (5,802,665)	(598,136)	$ (7,578,236)	(794,006)

	U.S. Government Securities Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000 (1)
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$ 5,739,340	587,858	$ 1,706,779	180,367

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	117,575,784	12,481,506

Shares issued to shareholders in payment of distributions declared	173	18	—	—

Shares redeemed	(28,707,061)	(2,972,867)	(16,794,696)	(1,788,794)

Net change resulting from Class Y Shares transactions	$(22,967,548)	(2,384,991)	$102,487,867	10,873,079

Net change resulting from share transactions	$(28,770,213)	(2,983,127)	$ 94,909,631	10,079,073

Riggs Funds

	Bond Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$5,147,075	508,255	$ 2,365,364	236,206

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	43,560,995	4,356,100

Shares issued to shareholders in payment of distributions declared	3,172	304	121	12

Shares redeemed	(10,797,836)	(1,059,324)	(4,335,815)	(435,565)

Net change resulting from Class R Share transactions	$(5,647,589)	(550,765)	$41,590,665	4,156,753

	Intermediate Tax Free Bond Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 4,808,828	476,991	$ 4,992,482	499,411

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	76,318,162	7,631,816

Shares issued to shareholders in payment of distributions declared	8,001	787	1,686	169

Shares redeemed	(13,631,727)	(1,346,410)	(14,601,269)	(1,462,159)

Net change resulting from Class R Share transactions	$ (8,814,898)	(868,632)	$ 66,711,061	6,669,237

	Long Term Tax Free Bond Fund
	Year Ended April 30, 2001		Period Ended April 30, 2000(1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 2,784,260	270,461	$ 2,381,475	233,618

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	80,188,291	8,018,829

Shares issued to shareholders in payment of distributions declared	6,452	629	580	58

Shares redeemed	(16,105,710)	(1,585,904)	(13,494,257)	(1,350,231)

Net change resulting from Class R Share transactions	$ (13,314,998)	(1,314,814)	$ 69,076,089	6,902,274

	Prime Money Market Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$304,220,418	304,220,418	$ 89,712,956	89,712,956

Shares issued to shareholders in payment of distributions declared	2,029,906	2,029,906	813,844	813,844

Shares redeemed	(226,633,339)	(226,633,339)	(75,105,914)	(75,105,914)

Net change resulting from Class R Shares transactions	$ 79,616,985	79,616,985	$ 15,420,886	15,420,886

	Prime Money Market Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$851,425,268	851,425,268	$ 1,350,218,327	1,350,218,327

Shares issued to shareholders in payment of distributions declared	3,265,910	3,265,910	5,841,028	5,841,028

Shares redeemed	(934,404,419)	(934,404,419)	(1,458,036,490)	(1,458,036,490)

Net change resulting from Class Y Shares transactions	$ (79,713,241)	(79,713,241)	$ (101,977,135)	(101,977,135)

Net change resulting from share transactions	$ (96,256)	(96,256)	$ (86,556,249)	(86,556,249)

Riggs Funds

	U.S. Treasury Money Market Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 10,889,872	10,889,872	$ 4,603,004	4,603,004

Shares issued to shareholders in payment of distributions declared	233,607	233,607	169,374	169,374

Shares redeemed	(10,047,460)	(10,047,460)	(3,708,557)	(3,708,557)

Net change resulting from Class R Share transactions	$ 1,076,019	1,076,019	$ 1,063,821	1,063,821

	U.S. Treasury Money Market Fund
	Year Ended April 30, 2001		Year Ended April 30, 2000
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$318,327,120	318,327,120	$294,657,503	294,657,503

Shares issued to shareholders in payment of distributions declared	694,111	694,111	675,772	675,772

Shares redeemed	(309,819,067)	(309,819,067)	(283,345,107)	(283,345,107)

Net change resulting from Class Y Share transactions	$ 9,202,164	9,202,164	$ 11,988,168	11,988,168

Net change resulting from share transactions	$ 10,278,183	10,278,183	$ 13,051,989	13,051,989

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.
(2)	As of July 21, 2000, Class B Shares were no longer offered.

Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
Riggs Investment Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
Large Cap Growth Fund	0.75%
U.S. Government Securities Fund	0.75%
Bond Fund	0.75%
Intermediate Tax Free Bond Fund	0.75%
Long Term Tax Free Bond Fund	0.75%
Prime Money Market Fund	0.50%
U.S. Treasury Money Market Fund	0.50%

Sub-Advisers
The Adviser has delegated daily management of the Funds to the following sub-advisers: Riggs Investment Management Corp. (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). The sub-advisers are paid by the Adviser and not by the Funds.

Administrative Fee
Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services (including certain legal and financial reporting services). FServ provides these services at an annual rate of 0.16% of the average aggregate daily net assets of the Funds.

Distribution Services Fee
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Class R Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Net Assets of Class
Class R Shares	0.25%

The Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund may pay FSC a fee computed at an annual rate of up to 0.50% of their average daily net assets.
Riggs Funds

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee is paid to FSSC to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of the Funds’ average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees
Riggs Bank, Washington D.C. is the Funds’ custodian. The fee paid to Riggs Bank, Washington D.C. is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions
Purchases and sales of investments, excluding long-term U. S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2001, were as follows:

Fund	Purchases	Sales
Stock Fund	$113,111,068	$170,226,450
Small Company Stock Fund	94,345,572	128,597,250
Large Cap Growth Fund	46,636,734	48,034,579
U.S. Government Securities Fund	0	128,470
Bond Fund	1,191,366	3,330,139
Intermediate Tax Free Bond Fund	15,233,480	23,821,733
Long Term Tax Free Bond Fund	28,668,675	41,497,684

Purchases and sales of long-term U.S. government securities for the year ended April 30, 2001, were as follows.

Fund	Purchases	Sales
U.S. Government Securities Fund	$65,986,487	$96,252,787
Bond Fund	14,643,080	17,621,736

Federal Income Tax Information (Unaudited):
For the year ended April 30, 2001, the Funds hereby designate the following distributions as long-term capital gain dividends as follows:

Stock Fund	$26,058,251
Small Company Stock Fund	1,069,350
Long Term Tax Free Fund	242,915

For the year ended April 30, 2001, the Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund did not designate any long-term capital gain dividends.
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of
RIGGS FUNDS:

We have audited the accompanying statements of assets and liabilities of Riggs Stock Fund, Riggs Small Company Stock Fund, Riggs Large Cap Growth Fund, Riggs U.S. Government Securities Fund, Riggs Bond Fund, Riggs Intermediate Tax Free Bond Fund, Riggs Long Term Tax Free Bond Fund, Riggs Prime Money Market Fund and Riggs U.S. Treasury Money Market Fund, investment portfolios of Riggs Funds, a Massachusetts business trust (the “Riggs Funds”), including the schedules of portfolios of investments, as of April 30, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the period ended April 30, 2001. These financial statements and financial highlights are the responsibility of the Riggs Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Riggs Funds as of April 30, 2001, the results of their operations for the year then ended and the changes in their net assets and their financial highlights in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
June 8, 2001
TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chairman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Judith J. Mackin
Vice President

James E. Ostrowski
Vice President

Richard J. Thomas
Treasurer

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.
Cusip 76656A	609	Riggs Stock Fund R Shares	RISTX
Cusip 76656A	781	Riggs Stock Fund Y Shares	RIYSX
Cusip 76656A	807	Riggs Small Company Stock Fund R Shares	RISCX
Cusip 76656A	799	Riggs Small Company Stock Fund Y Shares	RISYX
Cusip 76656A	849	Riggs Large Cap Growth Fund R Shares	RILCX
Cusip 76656A	500	Riggs U.S. Government Securities Fund R Shares	RMBDR
Cusip 76656A	773	Riggs U.S. Government Securities Fund YShares	RIUSX
Cusip 76656A	872	Riggs Bond Fund R Shares	RIBRX
Cusip 76656A	864	Riggs Intermediate Tax Free Bond Fund R Shares	RIIBX
Cusip 76656A	856	Riggs Long Term Tax Free Bond Fund R Shares	RILTX
Cusip 76656A	203	Riggs Prime Money Market Fund R Shares	RYPXX
Cusip 76656A	104	Riggs Prime Money Market Fund Y Shares	RRPXX
Cusip 76656A	401	Riggs U.S. Treasury Money Market Fund R Shares	RRTXX
Cusip 76656A	302	Riggs U.S. Treasury Money Market Fund Y Shares	RYTXX

2052603 (06/01)

APPENDICES

COMBINED ANNUAL REPORT TO SHAREHOLDERS - APRIL 30, 2001

Riggs Stock Fund - Class R Shares
Growth of $10,000 Invested in Riggs Stock Fund, Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components of the line graph are listed  underneath.  The Class R Shares of Riggs Stock
Fund (the  "Fund") are  represented  by a solid line.  The  Standard & Poor's 500 Index
(S&P 500) is represented  by a dotted line.  The line graph is a visual  representation of a comparison  of change in value of a $10,000  hypothetical  investment in the Class
R Shares of the Fund and the S&P 500. The "x" axis  reflects  computation  periods from
5/11/92  to  4/30/01.  The "y" axis  reflects  the cost of the  investment.  The  right margin reflects the ending value of the  hypothetical  investment in the Fund's Class R
Shares as  compared  to the S&P 500.  The  ending  values  were  $27,150  and  $36,088, respectively.

Riggs Stock Fund - Class Y Shares
Growth of $10,000 Invested in Riggs Stock Fund, Class Y Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components of the line graph are listed  underneath.  The Class Y Shares of Riggs Stock
Fund (the  "Fund") are  represented  by a solid line.  The  Standard & Poor's 500 Index
(S&P 500) is represented  by a dotted line.  The line graph is a visual  representation of a comparison  of change in value of a $10,000  hypothetical  investment in the Class
Y Shares of the Fund and the S&P 500. The "x" axis  reflects  computation  periods from
12/20/99  to  4/30/01.  The "y" axis  reflects  the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class Y
Shares  as  compared  to the S&P  500.  The  ending  values  were  $9,413  and  $8,928, respectively.

Riggs Small Company Stock Fund - Class R Shares
Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components of the line graph are listed  underneath.  The Class R Shares of Riggs Small
Company  Stock Fund (the  "Fund") are  represented  by a solid line.  The Russell  2000
Index  (RUS2)  is   represented   by  a  dotted  line.  The  line  graph  is  a  visual
representation  of  a  comparison  of  change  in  value  of  a  $10,000   hypothetical
investment  in the  Class R  Shares  of the Fund and the  RUS2.  The "x" axis  reflects computation  periods  from  2/27/95 to 4/30/01.  The "y" axis  reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical  investment in the Fund's  Class R Shares as compared to the RUS2.  The ending  values were $19,613 and $20,680, respectively.

Riggs Small Company Stock Fund - Class Y Shares
Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class Y Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components of the line graph are listed  underneath.  The Class Y Shares of Riggs Small
Company  Stock Fund (the  "Fund") are  represented  by a solid line.  The Russell  2000
Index  (RUS2)  is   represented   by  a  dotted  line.  The  line  graph  is  a  visual
representation  of  a  comparison  of  change  in  value  of  a  $10,000   hypothetical
investment  in the  Class Y  Shares  of the Fund and the  RUS2.  The "x" axis  reflects computation  periods from  12/20/99 to 4/30/01.  The "y" axis  reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical  investment in the Fund's  Class Y Shares as compared to the RUS2.  The ending  values were $11,580 and $10,590, respectively.

Riggs Large Cap Growth Fund - Class R Shares
Growth of $10,000 Invested in Riggs Large Cap Growth Fund, Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components of the line graph are listed  underneath.  The Class R Shares of Riggs Large
Cap Growth Fund (the  "Fund") are  represented  by a solid line.  The Standard & Poor's
Index  (S&P  500)  is  represented  by a  dotted  line.  The  line  graph  is a  visual
representation  of  a  comparison  of  change  in  value  of  a  $10,000   hypothetical
investment  in the  Class R Shares of the Fund and the S&P 500.  The "x" axis  reflects computation  periods from  12/20/99 to 4/30/01.  The "y" axis  reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical  investment in the  Fund's  Class R Shares as  compared  to the S&P 500.  The  ending  values  were
$6,337 and $8,928, respectively.

Riggs U.S. Government Securities Fund - Class R Shares
Growth of $10,000 Invested in Riggs U.S. Government Securities Fund,
Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components  of the line graph are listed  underneath.  The Class R Shares of Riggs U.S.
Government  Securities  Fund (the "Fund") are  represented by a solid line. The Merrill
Lynch U.S.  Treasury  Agency Master Index (MLTAM) is  represented by a broken line, and the Lehman  Brothers  Government  Credit Total Index (LBGCT) is represented by a dotted line. The line graph is a visual  representation  of a comparison of change in value of a $10,000  hypothetical  investment  in the  Class R Shares of the Fund,  the MLTAM and
the LBGCT. The "x" axis reflects  computation periods from 5/11/92 to 4/30/01.  The "y"
axis reflects the cost of the  investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the Fund's Class R Shares as compared to the MLTAM and the LBGCT. The ending values were $16,925, $18,889 and $19,225, respectively.

Riggs U.S. Government Securities Fund - Class Y Shares
Growth of $10,000 Invested in Riggs U.S. Government Securities Fund,
Class Y Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components  of the line graph are listed  underneath.  The Class Y Shares of Riggs U.S.
Government  Securities  Fund (the "Fund") are  represented by a solid line. The Merrill
Lynch U.S.  Treasury  Agency Master Index (MLTAM) is  represented by a broken line, and the Lehman  Brothers  Government  Credit Total Index (LBGCT) is represented by a dotted line. The line graph is a visual  representation  of a comparison of change in value of a $10,000  hypothetical  investment  in the  Class Y Shares of the Fund,  the MLTAM and
the LBGCT.  The "x" axis reflects  computation  periods from  12/20/99 to 4/30/01.  The
"y" axis  reflects the cost of the  investment.  The right  margin  reflects the ending value of the  hypothetical  investment  in the Fund's Class Y Shares as compared to the
MLTAM  and  the  LBGCT.   The  ending  values  were   $11,358,   $11,446  and  $11,387,
respectively.

Riggs Bond Fund - Class R Shares
Growth of $10,000 Invested in Riggs Bond Fund, Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components  of the line graph are listed  underneath.  The Class R Shares of Riggs Bond
Fund (the  "Fund") are  represented  by a solid line.  The Lehman  Brothers  Government
Credit  Total  Index  (LBGCT)  is  represented  by a dotted  line.  The line graph is a visual  representation  of a  comparison  of change in value of a $10,000  hypothetical investment  in the  Class R Shares  of the Fund and the  LBGCT.  The "x" axis  reflects computation  periods from  12/20/99 to 4/30/01.  The "y" axis  reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical  investment in the Fund's Class R Shares as compared to the LBGCT.  The ending  values were $11,131 and $11,387, respectively.

Riggs Intermediate Tax Free Bond Fund - Class R Shares
Growth of $10,000 Invested in Riggs Intermediate Tax Free Bond Fund,
Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components  of the line  graph  are  listed  underneath.  The  Class R Shares  of Riggs
Intermediate  Tax Free Bond Fund (the  "Fund") are  represented  by a solid  line.  The
Lehman  Brothers 5 Year  Municipal  Bond Index (LB5MB) is represented by a dotted line.
The line  graph is a visual  representation  of a  comparison  of  change in value of a
$10,000  hypothetical  investment in the Class R Shares of the Fund and LB5MB.  The "x"
axis reflects  computation periods from 12/20/99 to 4/30/01.  The "y" axis reflects the
cost  of  the   investment.   The  right  margin  reflects  the  ending  value  of  the
hypothetical  investment  in the Fund's  Class R Shares as compared  to the LB5MB.  The ending values were $10,646 and $10,979, respectively.

Riggs Long Term Tax Free Bond Fund - Class R Shares
Growth of $10,000 Invested in Riggs Long Term Tax Free Bond Fund,
Class R Shares

The graphic  presentation  here displayed  consists of a line graph. The  corresponding components  of the line graph are listed  underneath.  The Class R Shares of Riggs Long
Term Tax Free Bond Fund (the  "Fund")  are  represented  by a solid  line.  The  Lehman
Brothers 10 Year  Municipal  Bond Index  (LB10MB) is  represented by a dotted line. The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment  in the  Class R Shares of the Fund and  LB10MB.  The "x" axis reflects  computation periods from 12/20/99 to 4/30/01.  The "y" axis reflects the cost of the  investment.  The right margin  reflects  the ending  value of the  hypothetical investment  in the Fund's Class R Shares as compared to the LB10MB.  The ending  values were $10,787 and $11,135, respectively.